As filed with the Securities and Exchange Commission on October 3, 1996
                            Registration Nos. 2-36250
                                    811-2025

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                         Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. 44 |X|
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|
                              Amendment No. 26 |X|

                               SEPARATE ACCOUNT C
          (Formerly Transamerica Occidental's Separate Account Fund C)
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1150 South Olive, Los Angeles, CA 90015-2211
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (213) 742-3065

Name and Address of Agent for Service:             Copy to:

JAMES W. DEDERER, Esq.                             FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel         Sutherland, Asbill & Brennan
and Corporate Secretary                          1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company   Washington, D.C. 20004-2404
1150 South Olive Street
Los Angeles, California  90015-2211

                  Approximate date of proposed public offering:
                As soon as practicable after effectiveness of the
                             Registration Statement.


             It is proposed that this filing will become effective:
              |_| immediately upon filing pursuant to paragraph (b) |X| on October 31, 1996 pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph (a)(i) |_|
              on _________________ pursuant to paragraph (a)(i) |_|
               75 days after filing pursuant to paragraph (a)(ii)
                 |_| on _________________ pursuant to paragraph
                               (a)(ii) of Rule 485

                    If appropriate, check the following box:
                        |x| this Post-Effective Amendment
                         designates a new effective date
                             for a previously filed
                            Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                     PART A

Item of Form N-4                                                  Prospectus Caption
1.   Cover Page...............................................    Cover Page

2.   Definitions..............................................    Terms Used in this Prospectus

3.   Synopsis.................................................    Synopsis of this Prospectus; Variable Annuity Fee
                                                                  Table

4.   Condensed Financial Information..........................    Condensed Financial Information

5.   General
     (a)   Depositor..........................................    Transamerica Occidental and the Separate
                                                                  Account
     (b)   Registrant.........................................    Transamerica Occidental and the Separate
                                                                  Account
     (c)   Portfolio Company..................................    The Growth Portfolio
     (d)   Fund Prospectus....................................    The Growth Portfolio
     (e)   Voting Rights......................................    Voting Rights
     (f)   Administrator......................................    Charges under the Contracts

6.   Deductions and Expenses
     (a)   General............................................    Charges under the Contracts
     (b)   Sales Load %.......................................    Charges under the Contracts
     (c)   Special Purchase Plan..............................    Not Applicable
     (d)   Commissions........................................    Underwriter
     (e)   Fund Expenses......................................    Charges under the Contracts
     (f)   Operating Expenses.................................    Variable Annuity Fee Table

7.   Contracts
     (a)   Persons with Rights................................    Description of the Contracts; Surrender of a
                                                                  Contract; Death Benefits; Voting Rights
     (b)   (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Not Applicable
           (iii) Exchanges....................................    Federal Tax Status
     (c)   Changes............................................    The Growth Portfolio; Voting Rights

     (d)   Inquiries..........................................    Voting Rights

8.   Annuity Period...........................................    Annuity Period

9.   Death Benefit............................................    Death Benefits






10.  Purchase and Contract Value
     (a)   Purchases..........................................    Description of the Contracts
     (b)   Valuation..........................................    Description of the Contracts
     (c)   Daily Calculation..................................    Description of the Contracts
     (d)   Underwriter........................................    Underwriter

11.  Redemptions
     (a)   By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
     (b)   Texas ORP..........................................    Not Applicable
     (c)   Check Delay........................................    Surrender of a Contract
     (d)   Lapse..............................................    Not Applicable
     (e)   Free Look..........................................    Not Applicable

12.  Taxes....................................................    Federal Tax Status

13.  Legal Proceedings........................................    Legal Proceedings

14.  Table of Contents for the
     Statement of
     Additional Information...................................    Table of Contents of the Statement of Additional
                                                                  Information


                                     PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.  Cover Page...............................................    Cover Page

16.  Table of Contents........................................    Table of Contents

17.  General Information
     and History..............................................    General Information and History

18.  Services
     (a)   Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Annuity Fee Table;
                                                                  (Prospectus) The Growth Portfolio
     (b)   Management Contracts...............................    Not Applicable
     (c)   Custodian..........................................    Safekeeping of Separate Account Assets;
                                                                  Records and Reports
           Independent Auditors  .............................    Accountants
     (d)   Assets of Registrant...............................    Not Applicable
     (e)   Affiliated Person..................................    Not Applicable
     (f)   Principal Underwriter..............................    The Underwriter






19.  Purchase of Securities
     Being Offered............................................    (Prospectus) Description of the Contracts
     Offering Sales Load......................................    Charges under the Contracts

20.  Underwriters.............................................    The Underwriter
21.  Calculation of Performance
     Data.....................................................    Calculation of Yields and Total Returns
22.  Annuity Payments.........................................    (Prospectus) Annuity Period
23.  Financial Statements.....................................    Financial Statements


                           PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.  Financial Statements
     and Exhibits
     (a)   Financial Statements...............................    Financial Statements
     (b)   Exhibits...........................................    Exhibits

25.  Directors and Officers of
     the Depositor............................................    Directors and Officers of the Depositor

26.  Persons Controlled By or Under Common Control
     with the Depositor or Registrant ........................    Persons Controlled By or Under Common Control
                                                                  with the Depositor or Registrant

27.  Number of Contract Owners................................    Number of Contract Owners

28.  Indemnification..........................................    Indemnification

29.  Principal Underwriters...................................    Principal Underwriter

30.  Location of Accounts
     and Records..............................................    Location of Accounts and Records

31.  Management Services......................................    Management Services

32.  Undertakings.............................................    Undertakings

     Signature Page...........................................    Signature Page



                                     PART A


                                   PROSPECTUS

                               SEPARATE ACCOUNT C

                   Individual Equity Investment Fund Contracts
                For Non-Tax Qualified Individual Retirement Plans



                                     (LOGO)

  1150 South Olive Street, Los Angeles, California 90015-2211 o (213) 742-3065
 ------------------------------------------------------------------------------

         This Prospectus describes three types of variable annuity contracts (the "Contracts") issued by Transamerica Occidental Life Insurance Company ("Transamerica" or the "Company"). The Contracts are called the Individual Equity Investment Fund Contracts -- Annual Deposit, Single Deposit Deferred and Single Deposit Immediate (the "Contracts"). These Contracts are designed for non-tax-qualified investments only.

         Deposits and Accumulation Account Value are allocated to Separate Account C of Transamerica Occidental Life Insurance Company (the "Separate Account"). The assets of the Separate Account will be invested solely in the Growth Portfolio (the "Growth Portfolio" or the "Portfolio") of the Transamerica Variable Insurance Fund. The Portfolio's investment objective is long-term capital growth which its pursues by investing primarily in common stocks. Any income and realized capital gains will be reinvested in shares of the Portfolio. The Accumulation Account Value under the Contracts will vary with the investment performance of the Portfolio in which the Separate Account is invested. There is no assurance that the investment objective of the Portfolio will be met. The Contract Owner bears the entire investment risk for amounts invested under the Contracts.

         This Prospectus sets forth basic information about the Contracts and the Separate Account that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Contracts and the Separate Account is available free by writing Transamerica Occidental Life Insurance Company (the "Company") at 1150 South Olive Street, Los Angeles, California 90015-2211 or by calling (213) 742-3065. The Statement of Additional Information, which has the same date as this Prospectus as it may be supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is included at the end of this Prospectus.


               This Prospectus must be accompanied by the current
               prospectus for the Growth Portfolio of Transamerica
                          Variable Insurance Fund, Inc.
 ----------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
            SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 -------------------------------------------------------------------------


                            The date of this Prospectus is November 1, 1996


                     Please read this Prospectus carefully and keep it for future reference.


An investment in the Contracts is not a deposit of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investing in the Contracts involves certain investment risks, including possible loss of principal.

                                                 TABLE OF CONTENTS

(LOGO)

Terms Used in this Prospectus...........................................
Synopsis of this Prospectus.............................................
Variable Annuity Fee Table..............................................
Condensed Financial Information.........................................
Transamerica Occidental and the Separate Account........................
The Growth Portfolio....................................................
Description of the Contracts............................................
Surrender of a Contract.................................................
Death Benefits..........................................................
Charges under the Contracts.............................................
Annuity Period..........................................................
Federal Tax Status......................................................
Underwriter.............................................................
Voting Rights...........................................................
Legal Proceedings.......................................................
Table of Contents of the Statement of Additional Information............







         This Prospectus does not constitute an offer to sell, or a solicitation of any offer to purchase, the Contracts offered hereby in any state or jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such state. No salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representation must not be relied upon.

                                           TERMS USED IN THIS PROSPECTUS

Accumulation                                         Account:     The    account
                                                     maintained    under    each
                                                     Contract   comprising   all
                                                     Accumulation          Units
                                                     purchased  under a Contract
                                                     and, if applicable, any Net
                                                     Deposit  not yet applied to
                                                     purchase       Accumulation
                                                     Units.

Accumulation Account Value:                          The dollar value of an
                                                       Accumulation Account.

Accumulation                                         Unit:  A unit  purchased by
                                                     the  investment  of  a  Net
                                                     Deposit  in  the   Separate
                                                     Account and used to measure
                                                     the  value  of  a  Contract
                                                     Owner's  interest  under  a
                                                     Contract   prior   to   the
                                                     Retirement  Date  under the
                                                     Contract.

Annuity: A series of monthly payments provided under a Contract for the Participant or his beneficiary. Annuity payments will be due and payable only on the first day of a calendar month.

Annuity                                              Conversion  Rate:  The rate
                                                     used  in   converting   the
                                                     Accumulation  Account Value
                                                     to an Annuity  expressed as
                                                     the  amount  of  the  first
                                                     Annuity  payment  to  which
                                                     the   Participant   or  the
                                                     beneficiary is entitled for
                                                     each $1,000 of Accumulation
                                                     Account Value.

Annuity Unit:      A unit used to determine the amount of each Variable Annuity payment after the first.

Contract:           Any one of the Individual Equity Investment Fund Contracts
                    (Annual Deposit, Single Deposit Deferred, or Single Deposit
                    Immediate) described in this Prospectus.

Contract Owner:     The party to the Contract who is the owner of the Contract.
                    Generally, the Contract Owner will be the Participant.

Deposit: An amount paid to the Company pursuant to a Contract. (With respect to some Contracts in which the term "Deposit" has been replaced by the term "Purchase Payment," "Deposit" as used herein shall also mean "Purchase Payment.")

Fund:                       The Transamerica Variable Insurance Fund, Inc., a
                              registered
                           open-end management investment company in which the Separate Account invests.

Net Deposit:               That portion of a Deposit remaining after deduction
                              of any
                           premium for Contract riders, charges for sales and administrative expenses and for any applicable premium taxes.

Participant:               The individual on whose behalf a Contract is issued.
                          Generally, the Participant will be the Contract Owner.

Plan of Reorganization:    The plan pursuant to which the Separate Account was
                    reorganized to its present form as a unit investment trust.

Portfolio:          The Growth Portfolio of the Transamerica Variable Insurance
                    Fund, Inc.  The Separate Account invests exclusively in the
                      Portfolio.

Retirement Date:   The date on which the first Annuity payment is payable under a Contract.

Separate Account:  Separate Account C of Transamerica Occidental Life Insurance
                    Company.  Separate Account C is not part of Transamerica's general account.

Variable Annuity: An Annuity with payments which vary in dollar amount throughout the payment period in accordance with the investment experience of the Growth Portfolio of the Fund.

Valuation Date:   Any day the New York Stock Exchange is open for trading.
                  Valuation usually occurs as of 4:00 p.m. ET each Valuation
                  Date.

Valuation         Period: The period from the
                  close  of  business  on the
                  New York Stock  Exchange on
                  one  Valuation  Date to the
                  close of trading on the New
                  York Stock  Exchange on the
                  next  following   Valuation
                  Date.

Written Request:An original signature is required on all Written Requests. If a signature on record does not compare with that on the Written Request, Transamerica reserves the right to request a Bank Signature Guarantee before processing the request. Written Requests and other communications are deemed to be received by the Company on the date they are actually received at the Company's Home Office, unless they are received: (1) on a day when the New York Stock Exchange is closed, or (2) after 1:00 p.m. Los Angeles, California time. In these two cases, the Written Request will be deemed to be received on the next day when the unit value is calculated.

                                            SYNOPSIS OF THIS PROSPECTUS

         This Prospectus describes three types of individual variable annuity contracts -- the Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. The Contracts are designed for non tax-qualified retirement programs. Deposits made under the Contracts are allocated to the Separate Account which invests solely in the Growth Portfolio of the Fund. The Growth Portfolio invests principally in equity securities. (See "Description of the Contracts" on page ---.) The Contracts are no longer being offered for sale but additional Deposits can be made on certain outstanding Contracts. Transamerica Securities Sales Corporation is the principal underwriter ("Underwriter") of the Separate Account. (See "Underwriter" on page __ .)

         The Contracts. Three types of Contracts have been offered through the Separate Account -- Annual Deposit,
Single Deposit Deferred, and Single Deposit Immediate.

         The Annual Deposit Contract is a deferred variable annuity which provides for payments to be made at least annually. The minimum payment is $10 and the aggregate minimum annual payment must be $120 in any Contract year. Usually, a Contract was not issued for annual payments of less than $300. Payments may be increased on a Contract anniversary, but annual payments may not be increased to more than three times the first year's payments without the consent of Transamerica.

         The Single Deposit Deferred Contract provides a deferred variable annuity. A minimum single payment of $1,000 must have been made when the Contract is issued. Additional payments of at least $20 could have been made anytime within the first five Contract years. Thereafter, Transamerica must give its consent to accept further payments.

         The Retirement Date for the Annual Deposit and Single Deposit Deferred Contracts is the date the first annuity payment is made under the Contract. The Retirement Date is specified in the application for the Annual Deposit and Single Deposit Deferred Contracts. It may be changed by submitting a written request to Transamerica at least 60 days before annuity payments begin.

         The Single Deposit Immediate Contract provides an immediate variable annuity. The minimum single payment accepted under the Contract is $2,500. The Retirement Date specified by the Contract Owner may not be changed.

         The Separate Account. Deposits made under the Contracts are allocated to the Separate Account. The assets of the Separate Account are used to purchase, at net asset value, shares of the Growth Portfolio. The Growth Portfolio has a distinct investment objective and policies that are described in the accompanying Prospectus for the Growth Portfolio. (See "The Growth Portfolio" on page ---.)

         The Accumulation Account Value, if any, and the amount of any annuity payment will vary depending on the investment experience of the Growth Portfolio and the amount of separate account and portfolio fees and expenses incurred. (See "Charges Under the Contracts" on page ___.) The Contract Owner bears the entire investment risk under the Contract. There is no guaranteed or minimum Accumulation Account Value; therefore the proceeds of a surrender could be less than the total amount of Deposits.

         Surrenders and Partial Withdrawals. Annual Deposit and Single Deposit Deferred Contracts may be surrendered prior to a selected Retirement Date for the Accumulation Account Value. At any time before the earlier of the death of the Annuitant or the Retirement Date, the Contract Owner may partially withdraw Accumulation Account Value. Accumulation Account Value will be established at the end of the Valuation Period in which the Written Request for surrender or withdrawal is received. There is no surrender or withdrawal charge. A Contract must be surrendered if a withdrawal reduces the Accumulation Account Value below $10 for an Annual Deposit Contract or $20 for a Single Deposit Deferred Contract. There are no surrender or withdrawal privileges for Single Immediate Contracts.

         Amounts withdrawn or surrendered may be taxable and subject to a penalty tax imposed by Federal tax law.

         Charges and Expenses. Transamerica deducts a sales charge and an administrative charge from each Deposit at the time of payment. A maximum 6.5% sales charge and 2.5% administrative charge are deducted from each Deposit. Charges may be reduced depending on the total dollar value of Deposits paid under the Contract. (See "Variable Annuity Fee Table" on page ___.)

         Transamerica also deducts a daily charge (the "Mortality and Expense Risk Charge") equal to a percentage of the value of the net assets in the Separate Account for the mortality and expense risks it has assumed. With certain exceptions (see "Variable Annuity Fee Table" on page____), the rates at which charges for expenses are assessed may not be changed during the life of the Contract. The Contracts permit the Company to deduct a Mortality and Expense Risk Charge from the Separate Account at the end of each Valuation Period at a maximum annual rate of 1.10% of the Accumulation Account Value. The amount of the Mortality and Expense Risk Charges will be waived or reduced on Contracts outstanding as of the Date of the Reorganization to the extent that the sum of Separate Account Annual Expenses and Portfolio Annual Expenses exceeds 1.40% during any year. Currently the Mortality and Expense Risk Charge is assessed at an annual rate of 0.55% of Accumulation Account Value.

         Some states require the payment of premium taxes. Generally, a charge for premium taxes is made against the Accumulation Account Value when conversion is made to provide annuity benefits. However, in certain states, a tax will be deducted from each Deposit. Presently, premium taxes range from 0.0% to 3.5%. (See "Premium Taxes" on page ___.)

         Because the Separate Account purchases shares of the Growth Portfolio, the net assets of the Separate Account will reflect the investment advisory fee and certain expenses incurred by the Growth Portfolio. The investment adviser of the Growth Portfolio is paid an advisory fee of 0.75% of 1% of the value of the average daily net assets of the Growth Portfolio. Presently, certain fees and expenses of the Portfolio are waived or reimbursed. (See the accompanying prospectus of the Growth Portfolio for further details).

         Death Benefit. The Contracts provide a death benefit payable if the Participant dies before the selected Retirement Date. Transamerica will pay the beneficiary the Accumulation Account Value as of the date Transamerica receives due proof of the deceased's death and payment instructions. (See "Death Benefits" on page ___.)

         Annuity Payments. The Contracts provide for a series of monthly annuity payments to begin on the Retirement Date. The Contract Owner may select from three variable payment options. The amount of the annuity payments depends on the payment option chosen, the age of the person named to receive the annuity payments (the "Annuitant"), and the value of the Contract on the Retirement Date. The annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments. (See "Annuity Period" on page ___.)

         The minimum amount of the first annuity payments must be $20. If the first monthly payment would be less than $20, Transamerica may make a single payment equal to the total value of the Contract Owner's account, the Accumulation Account Value.

         Federal Tax Status. With respect to Contract Owners who are natural persons, there should be no Federal income tax on increases in the Accumulation Account Value until a distribution under the Contract occurs (e.g., a surrender or annuity payment) or is deemed to occur (e.g., a pledge, loan or assignment of a Contract). Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, a penalty tax may apply to certain distributions or deemed distributions under the Contract. (See "Federal Tax Status," on page ___.) This paragraph is applicable so long as the Contracts qualify as annuity contracts for Federal income tax purposes. (See "FEDERAL TAX MATTERS--Tax Status of the Contracts" in the Statement of Additional

Information.)

                                            VARIABLE ANNUITY FEE TABLE

         The purpose of this table and the examples that follow is to assist the Contract Owner in understanding the various costs and expenses imposed directly or indirectly under the Contracts. The standardized tables and examples reflect expenses of the Separate Account as well as the Portfolio. They assume the highest deductions possible under the Contracts whether or not such deductions actually would be made from an individual Contract Owner's account. The information set forth below should be considered together with the narrative provided under the heading "Charges and Deductions" on page ___ of this Prospectus, and with the Portfolio's prospectus. In addition to the expenses listed below, premium taxes may be applicable.

Contract Owner Transaction Expenses

  Sales Load Imposed on Purchases (as a percentage of each Deposit):    6.50%

            Total Deposits
          Under the Contract                                Sales Expense
          ------------------                                -------------
         First $15,000...........                                6.50%
         Next  $35,000...........                                4.50%
         Next  $100,000..........                                2.00%
         Excess   ...............                                0.50%

  Administrative Expense Imposed on Purchases
(as a percentage of each Deposit):                            2.50%

            Total Deposits
          Under the Contract                           Administrative Expense
          ------------------                           ----------------------
         First $15,000...........                                 2.50%
         Next  $35,000...........                                 1.50%
         Next $100,000...........                                 0.75%
         Excess   ...............                                 0.00%

Maximum Total Contract Owner Transaction Expenses:1/           9.00%
                                                  -

                                                        Total Contract Owner
            Total Deposits                              Transaction Expenses
          Under the Contract                           as % of Total Deposits
          ------------------                           ----------------------
         First $15,000...........                                 9.00%
         Next  $35,000...........                                 6.00%
         Next $100,000...........                                 2.75%
         Excess   ...............                                 0.50%

Separate Account Annual Expenses:
(as a percentage of average daily separate account value )
         Mortality and Expense Risk Charge...................... 0.55%2/
         Administrative Expense Charge.......................... 0.00%
         Other Expenses.........................................  0.00%
                Total Separate Account Annual Expenses.......... 0.55%2/

Growth Portfolio Annual Expenses:3/
(as a percentage of Portfolio average daily net assets, after fee waivers and expense reimbursements)
         Management Fee...................................... 0.75%
         Other Expenses......................................  0.10%
                                                              ------
                Total Portfolio Annual Expenses.............. 0.85%3/
----------------

         1/ This is equivalent to 9.89% of the Net Deposit. Premium taxes are not shown. Charges for premium taxes, if any, are deducted when paid which may be upon annuitization. In certain states, a premium tax charge will be deducted from each Deposit.

         2/ The Contracts permit the Company to deduct a Mortality and Expense Risk Charge at a maximum annual rate of 1.10% of the Accumulation Account Value. Under the terms of the Plan of Reorganization, however, Transamerica has agreed to waive or reimburse the Mortality and Expense Risk Charge on Contracts outstanding as of the Date of the Reorganization to the extent that the sum of Separate Account Annual Expenses and Portfolio Annual Expenses exceeds 1.40% during any year.


         3/ The Growth Portfolio commenced operation on November 1, 1996. Its expenses for 1996 are estimated to be 0.10% after fee waivers and reimbursement, and 0.35% without such waivers and reimbursements.

 For more information on the Portfolio's fees and expenses, see the attached prospectus for the Portfolio.


                                                     EXAMPLES

         A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Variable Annuity Fee Table above:

Example #1: If the Contract is surrendered at the end of the applicable time period:

         1 Year                     3 Years          5 Years          10 Years
         ------                     -------          -------          --------

         $103                       $130                      $160      $243


Example #2: If the Contract is not surrendered at the end of the periods shown:

         1 Year                     3 Years          5 Years          10 Years
         ------                     -------          -------          --------

         $103                       $130                      $160     $243


         The Examples should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Charges Under the Contract" on page ___ in this Prospectus.

         The Contracts are designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and tax penalties may apply. Premium taxes may be applicable.

                                          CONDENSED FINANCIAL INFORMATION

         The Separate Account is permitted to use the financial data of its corporate predecessor, Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The following condensed financial information is derived from the financial statements of Separate Account Fund C that were audited by Ernst & Young, LLP, the independent auditors for Separate Account Fund C. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The information in the table relates to the financial condition of Separate Account Fund C for each of the last ten fiscal years.

         The  Accumulation   Unit  values  and  number  of  Accumulation   Units
outstanding for the periods shown are as follows:

                             1995     1994     1993     1992    1991     1990     1989     1988    1987     1986
                             ----     ----     ----     ----    ----     ----     ----     ----    ----     ----

Accumulation Unit value:
  Beginning of year         $12.291  $11.467   $9.384   $8.281  $5.885   $6.623   $4.959   $3.708  $3.293  $2.952
                            -------  ------- -------- ---------------- -------- -------- ------------------------
  End of year               $18.786  $12.291  $11.467  $ 9.384 $ 8.281  $ 5.885  $ 6.623  $ 4.959 $ 3.708$ 3.293
                            =======  =======  =======  ======= =======  =======  =======  ======= ==============

Number of Accumulation Units
  outstanding at end of year
  (000 omitted)              1,341    1,373    1,412    1,452   1,472    1,545    1,605    1,674   1,713   2,119



                TRANSAMERICA OCCIDENTAL AND THE SEPARATE ACCOUNT

Transamerica Occidental Life Insurance Company

         Transamerica Occidental Life Insurance Company ("Transamerica" or the "Company") is a stock life insurance company incorporated under the laws of the State of California on June 30, 1906. Its Home Office is located at 1150 South Olive Street, Los Angeles, California, 90015-2211. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. The Company presently provides individual life insurance, especially interest-sensitive products, variable and term life insurance, fixed and flexible premium annuity products, and reinsurance.

         Subsidiaries of the Company include Transamerica Assurance Company, Transamerica Life Insurance and Annuity Company, Transamerica Life Insurance of Canada, Transamerica Occidental Life Insurance Company of Illinois and a New York company, First Transamerica Life Insurance Company.

Published Ratings

         Transamerica may from time to time publish in advertisements, sales literature and reports to Contract Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Contract Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

The Separate Account


         The  Separate   Account  was   established  on  February  26,  1969  by
Transamerica's Board of Directors. Prior to November 1, 1996, the Separate Account was organized as an open-end diversified management investment company with its own portfolio of securities. On November 1, 1996, the Separate Account was re-organized to its present form as a unit investment trust pursuant to a Plan of Reorganization that was approved on June 26, 1995 by the Separate Account's Board of Managers. The Contract Owners of the Separate Account approved the reorganization on October 30, 1996.


         The Separate Account is registered with the Commission under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the Separate Account.

         The assets of the Separate Account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica. Obligations under the Contracts are obligations of Transamerica.



                                               THE GROWTH PORTFOLIO

The Growth Portfolio of the Transamerica Variable Insurance Fund

         The Separate Account invests exclusively in the Growth Portfolio of the Transamerica Variable Insurance Fund (the "Fund"). The Fund is an open-end, diversified management investment company established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C. The Fund currently consists of one investment portfolio, the Growth Portfolio. (Additional Portfolios may be created from time to time.) By investing in the Growth Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Growth Portfolio. Likewise, an investor shares pro-rata in any losses of the Portfolio.

         Pursuant  to an  investment  advisory  agreement  and  subject  to  the authority of the Fund's Board of Directors, Transamerica Occidental Life Insurance Company (the "Company") serves as the Portfolio's investment adviser and conducts the business and affairs of the Portfolio. The Company has engaged an affiliate, Transamerica Investment Services, Inc. ("Investment Services") to act as the Portfolio's sub-advisor to provide the day-to-day portfolio management for the Portfolio.

         The investment objective of the Growth Portfolio is to seek long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Portfolio may also invest in debt securities and preferred stock having a call on common stocks.

         The Fund currently offers shares of the Portfolio solely to the Separate Account as a funding vehicle for the variable annuity contracts supported by the Separate Account. The Fund does not offer the Portfolio's shares directly to the general public. Shares of the Portfolio may, in the future, be offered to other registered and unregistered separate accounts supporting other variable annuity or variable life insurance contracts and to qualified pension and retirement plans.

         Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio manager anticipates changing economic and market conditions. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES.

         An investment in the Contracts is not a deposit or obligation of, or guaranteed or endorsed, by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the Contracts involves certain investment risks, including possible loss of principal.

         Additional information concerning the investment objective and policies of the Growth Portfolio, the investment advisory and administrative services and charges can be found in the current prospectus for the Portfolio which accompanies this Prospectus. The Portfolio's prospectus should be read carefully before any decision is made concerning the allocation of Deposits to the Separate Account.

Addition, Deletion, or Substitution

         Transamerica cannot guarantee that the Portfolio will always be available for its variable annuity products, but in the unlikely event that the Portfolio is not available, Transamerica will do everything reasonably practicable to secure the availability of a comparable fund. Transamerica retains the right to make changes in the Separate Account and in its investments.

         Transamerica reserves the right to eliminate the shares of any Portfolio held by the Separate Account and to substitute shares of another Portfolio or of another investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, a substitution of shares attributable to the Contract Owner's interest in the Separate Account will not be made without prior notice to the Contract Owner and the prior approval of the Commission. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Contract Owners.

         The Separate Account may be divided into sub-accounts and new sub-accounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new sub-accounts will be made available to existing Contract Owners on a basis to be determined by Transamerica. Each additional sub-account will purchase shares in a Portfolio or in another mutual fund or investment vehicle. Transamerica may also eliminate one or more sub-accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any sub-account is eliminated, Transamerica will notify Contract Owners and request a re-allocation of the amounts invested in the eliminated sub-account.

         In the event of any substitution or change, Transamerica may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

                                           DESCRIPTION OF THE CONTRACTS

         The Contract Owner has all rights under the Contract during the accumulation period. These include voting rights, selection of the annuitant, surrendering any portion of the Contract values, electing an Annuity commencement date and option and selection of beneficiaries.

         The Contract Owner retains his or her voting rights and right to select beneficiaries, if the Annuity option permits, once the Annuity begins.

         After the death of the annuitant, the beneficiaries have the right to the value, if any, remaining in the Contract.

         Annual Deposit Individual Equity Investment Fund Contract provides a deferred Variable Annuity ("Annual Deposit Contract"). This Contract provides for Deposits to be made annually or more frequently, but no Deposit may be less than $10 and the aggregate minimum Deposit must be $120 in any contract year. Normally, Contracts will not be issued for annual Deposits of less than $300. Deposits may be increased on a Contract anniversary, but annual Deposits may not be increased to more than three times the first year's Deposit without consent from the Company. The non-forfeiture provision of the Contract will be applied if annual Deposits are not paid when due or during a 31-day grace period. The effect of this provision is that if a Deposit is not received within five years of the last Deposit date, Deposits may not be resumed, but Contract benefits remain in full force.

         Single Deposit Individual Equity Investment Fund Contract provides a deferred Variable Annuity ("Single Deposit Deferred Contract"). This Contract provides for a single Deposit when the Contract is issued. Additional Deposits of at least $20 each may be made anytime within the first five Contract years. Thereafter, the Company must give its consent to further Deposits. The minimum initial Deposit is $1,000. The Company reserves the right to reduce the minimum.

         A Retirement Date is specified in the application for Annual Deposit and Single Deferred Contracts, but may be changed by a Written Request to the Company at its Home Office at least 60 days before an Annuity is to commence.

         Single Deposit Individual Equity Fund Investment Contract also provides an Immediate Variable Annuity ("Single Deposit Immediate Contract"). This Contract provides for a single Deposit to be accepted when the Contract is issued which will begin an Annuity. The issue date of this Contract is the last Valuation Day of the second calendar month preceding the Retirement Date specified in the Contract. The minimum Deposit is $2,500. The Company reserves the right to reduce the minimum. The Retirement Date may not be changed.

Net Deposits

         Net  Deposits  are  immediately   credited  to  the  Contract   Owner's
Accumulation Account in the Valuation Period in which they are received at the Company's Home Office.

         Net Deposits are used to purchase Accumulation Units. The number of Accumulation Units purchased with a Net Deposit is determined on the Valuation Date on which the Net Deposit is invested in the Separate Account by dividing the Net Deposit by the Accumulation Unit Value at the end of that Valuation Date. The number of Accumulation Units resulting from each Net Deposit will not change.

Accumulation Unit Value

         The Accumulation Unit Value was set at $1.00 on October 16, 1969, the date the Separate Account commenced operations. The Accumulation Unit Value is determined at the end of a Valuation Period by multiplying the Accumulation Unit Value determined at the end of the immediate preceding Valuation Period by the Investment Performance Factor for the current Valuation Period and reducing the result by the mortality and expense risk charges. The value of an Accumulation Unit is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolio as well as the deduction for charges.

         The Investment Performance Factor is determined at the end of each Valuation Period and is the ratio of A/B where:

         "A" is the value of the Separate Account as of the end of such Valuation Period immediately prior to making any Deposits into and any withdrawals from the Separate Account.

         "B" is the value of the Separate Account as of the end of the preceding Valuation Period immediately after making any Deposits into and any withdrawals from the Separate Account, including any charges for expense and mortality risks assessed against the Separate Account on that date, from the Separate Account.


                                              SURRENDER OF A CONTRACT

         Surrender and withdrawal privileges apply only to Annual Deposit and Single Deposit Deferred Contracts prior to Retirement Date. There are no surrender or withdrawal privilege for Single Deposit Immediate Contracts.

         A Written Request by the Contract Owner must be received at the Home Office for either a withdrawal or surrender of Accumulation Account Value. Accumulation Units will be cancelled with the equivalent dollar amount withdrawn or surrendered. The Accumulation Unit Value used to determine the number of Accumulation Units cancelled shall be the value established at the end of the Valuation Period in which the Written Request was received. The Accumulation Account Value less any applicable tax charge will be paid within seven days following receipt of the Written Request. However, the Company may postpone such payment: (1) if the New York Stock Exchange is closed or trading on the Exchange is restricted, as determined by the Commission; (2) when an emergency exists, as defined by the Commission's rules, and fair market value of the assets cannot be determined; or (3) for other periods as the Commission may permit.

         There are no charges for withdrawals or surrender of the Contract. However, withdrawals and surrenders may be taxable and subject to penalty taxes, as described below. (See "Federal Tax Status" on page __.)

         A Contract must be surrendered through the Underwriter.

         The  Contract  must  be  surrendered   if  a  withdrawal   reduces  the
Accumulation Account Value below $10 for an Annual Deposit Deferred Contract or $20 for a Single Deposit Deferred Contract.

         Any Contract withdrawal may be repaid within five years after the date of each withdrawal, but only one repayment can be made in any twelve month period. The Company must be given concurrent Written Request of repayment. The sales charges will not be deducted from the Deposit repayment, but the administrative charge will be assessed.

                                                  DEATH BENEFITS

Death Benefits--Before Retirement

         (1)      ANNUAL DEPOSIT AND SINGLE PREMIUM DEFERRED CONTRACTS:

                  In  the  event  a  Participant  dies  prior  to  the  selected
                  Retirement Date, the Company will pay to the Participant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Day coinciding with or next following the later of (i) the date adequate proof of death is received by the Company or (ii) the date the Company receives notice of the method of payment selected by the beneficiary. Subject to certain requirements imposed by Federal tax law, upon Written Request after the death of the Participant, the beneficiary may elect, in lieu of the payment of such value in one sum, to have all or a part of the Accumulation Account Value applied under one of the forms of Annuities described under "Annuity Period," or elect an optional method of payment subject to agreement by the Company, and to compliance with any applicable federal and state law.

         (2)      SINGLE PREMIUM IMMEDIATE CONTRACT:

                  In  the  event  a  Participant  dies  prior  to  the  selected
                  Retirement Date, the Company will pay to the Participant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Day coinciding with or next following the date proof of death is received by the Company.


Death Benefit--After Retirement

         If the Participant's death occurs on or after the Retirement Date, death benefits, if any, payable to the beneficiary shall be as provided under the Annuity option or elected optional method of payment then in effect.



                                            CHARGES UNDER THE CONTRACTS

Charges Assessed Against The Deposits

         Sales Charge. The Company makes a deduction from each Deposit for sales expenses. No such charge will be assessed against Deposits made from insurance or annuity policies issued by the Company which are transferred to the Separate Account. The charge for sales expense ranges from 6.5% to 0.5% of each deposit. (See "Variable Annuity Fee Table" on page ___.)

         The sales expense charge is retained by the Company as compensation for the cost of selling the Contracts. The Company pays the Underwriter for the sale of the Contracts. (See "Underwriter" on page ____ for more information about the Underwriter.) The distribution expenses may exceed amounts deducted from Deposits as sales expenses and will be paid from the Company's surplus, including profits, if any, from the mortality and expense risk charges. The Company pays the sales expense charge to the Underwriter as full commission.

         Administrative Charge. The Company also makes a deduction from each Deposit for administrative expenses. The charge for the administrative expense ranges from 2.5% to 0.0% of each deposit (See "Variable Annuity Fee Table" on page ____.) The administrative expense charge will be retained by the Company. This charge is used to pay for all record keeping and administrative functions related to the Contracts and each Contract Owner's account, including issuance of the Contract, making annuity payments, legal and accounting fees and reports to Contract Owners. The charge has been established at a level that does not exceed anticipated cost.

Charges Assessed Against the Separate Account

         Mortality and Expense Risk Charge. The Contracts permit the Company to deduct a Mortality and Expense Risk Charge from the Accumulation and Annuity Unit Values at the end of each Valuation Period at a maximum annual rate of 1.10% (approximately .77% for mortality risk and .33% for expense risk.) Amounts of such charges may be withdrawn periodically from the Separate Account. Under the terms of the Plan of Reorganization, Transamerica has agreed to waive or reimburse mortality and expense risk charges on Contracts outstanding as of the Date of the Reorganization to the extent that the sum of Separate Account Annual Expenses and Portfolio Annual Expenses exceeds 1.40% during any year. Currently, the Mortality and Expense Risk Charge is assessed at an annual rate of 0.55% of the Accumulation Account Value.

         The Mortality and Expense Risk Charge compensates the Company for bearing certain mortality and expense risks under the Contracts. The mortality risk borne by Transamerica arises from its contractual obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contracts) regardless of how long all Annuitants or any individual Annuitant may live. This undertaking assures that neither a Contract Owner's own longevity, nor an improvement in general life expectancy, will adversely affect the monthly annuity payments that a beneficiary will receive under the Contract. The mortality risk assumed by Transamerica is the risk that the persons on whose life annuity payments depend, as a group, will live longer than Transamerica's actuarial tables predict. In this event, Transamerica guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the annuity options in the Contract.

         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in issuing and administering the Contracts and operating the Separate Account will be more than the charges assessed for such expenses.

         There are no other fees assessed against the Separate Account.

Portfolio Expenses

         Because the Separate Account purchases shares of the Portfolio, the net assets of the Separate Account will reflect the investment advisory fees and other operating expenses incurred by the Portfolio. A complete description of the fees, expenses, and deductions from the Growth Portfolio can be found in the Portfolio's prospectus.

Premium Taxes

         Some states and governmental entities require the payment of premium taxes on annuity contracts issued by insurance companies. Generally, the Contract Owner's residence determines the existence and the rate of tax. Presently, premium taxes range from 0% to 3.5%.

         The timing of the premium tax levy varies from one taxing authority to another. Generally, a charge for premium taxes is made against the Accumulation Account Value when conversion is made to provide Annuity benefits. However, in certain states, a tax will be deducted from each Deposit. If a tax is deducted from a Deposit, a tax will not be similarly assessed when conversion is made to provide Annuity benefits. State laws are subject to change, and any change will be implemented and may raise or lower the premium tax charge.

                                                  ANNUITY PERIOD

         A Participant may select an Annuity option at any age, by Written Request received by the Company at least 60 days prior to commencement of an Annuity. The monthly Annuity benefit is determined by the Accumulation Account Value, the age of the Participant, and any joint annuitant and the option selected.

         The Contracts have three standard options:

                  (1) A Variable Annuity with monthly payments during the lifetime of the Participant. No minimum number of payments is guaranteed, so that only one such payment is made if the Participant dies before the second payment is due,

                  (2) A Variable Annuity paid monthly to the Participant and any joint annuitant as long as either shall live. No minimum number of payments is guaranteed, so that only one such payment is made if both the Participant and joint annuitant die before the second payment is due, and

                  (3) A Variable Annuity paid monthly during the lifetime of the Participant with a minimum guaranteed period of 60, 120 or 180 months. If a Participant dies during the minimum period, the unpaid installments for the remainder of the minimum period will be payable to the beneficiary. However, the beneficiary may elect the commuted value to be paid in one sum. The value will be determined on the Valuation Day the Written Request is received in the Home Office.

         Upon the Company's approval, other options may be selected. The form of Annuity with the fewest number of guaranteed monthly payments will provide the largest monthly payments.

         If the Participant does not select any annuity option or a lump-sum payment, the funds remain in the Accumulation Account.

         The minimum account on the first monthly payment is $20. If the first monthly payment would be less than $20, the Company may make a single payment equal to the total value of the Contract Owners' Accumulation Account.

         For information regarding the calculation of annuity payments, see the Annuity Payments section of the Statement of Additional Information.


                                                FEDERAL TAX STATUS

Introduction

         The following discussion is a general description of Federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Tax Status of the Contract

         The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

Taxation of Annuities

  1.  In General

         Section 72 of the Internal Revenue Code ("Code") governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Accumulation Account Value (e.g., partial withdrawals and surrenders) or as Annuity Payments under the Annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

         The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Accumulation Account Value over the "investment in the contract" (discussed below) during the taxable year with respect to deposits made after February 28, 1986. There are some exceptions to this rule and a Contract Owner that is not a natural person may wish to discuss these with a competent tax adviser.

         The following discussion generally applies only to a Contract owned by a natural person.

  2.  Surrenders

         In the case of a  surrender  before  the  Retirement  Date,  under Code section 72(e), amounts received are generally first treated as taxable income to the extent that the Accumulation Account Value immediately before the surrender exceeds the "investment in the contract" at that time (this does not apply to amounts allocable to investments made prior to August 14, 1982, nor the income therefrom). Any additional amount withdrawn is not taxable. Generally, the "investment in the contract" will be the total amount of Deposits made, less any amount received under the Contract, to the extent that such amount received was excluded from gross income.

  3.  Annuity Payments

         Although tax consequences may vary depending on the annuity option elected under the Contract, under Code section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the "investment in the contract" bears to the expected return at the Retirement Date. In this respect (prior to recovery of the "investment in the contract"), there is generally no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

  4.  Penalty Tax

         In the case of a distribution there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Contract Owner attains age 59 1/2; (2) made as a result of death or disability of the Contract Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and surviving annuity for the lives or life expectancies of the taxpayer and the taxpayer's "designated beneficiary";
(4) from a qualified plan (except as
provided in Code section 72(t)); (5) allocable to "investment in the contract" before August 14, 1982; (6) under a qualified funding asset (as defined in Code section 130(d)); (7) under an immediate annuity (as defined in Code section 72(u)(4)), or (8) from Contracts which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  5.  Transfers, Assignments, or Exchanges of the Contract

         A transfer of ownership of a Contract, the irrevocable designation of an Annuitant or other beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  6.  Multiple Contracts

         All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any single calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. The Treasury Department has specific authority to issue regulations to prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations (for example, the combination purchase of an immediate annuity and a deferred annuity) in which the Internal Revenue Service or the Treasury may conclude that it may be appropriate to aggregate two or more annuity contracts purchased by the same Contract Owner.

  7.  Withholding

         Annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

  8.  Death Benefits

         Amounts may be distributed from a Contract because of the death of a Participant or Owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are treated like a surrender, or (ii) if distributed under an annuity option, they are treated like an annuity payment.

  9.  Other Tax Consequences

         As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is general in nature and is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current Federal law and the law may change. Federal gift and estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

 10.     Possible Changes in Taxation

         In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.) Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).


                                                    UNDERWRITER

         Transamerica Securities Sales Corporation ("TSSC") is the principal Underwriter for the Separate Account's Contracts. Its principal offices are located at is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation. TSSC may also serve as an underwriter and distributor of other separate accounts of Transamerica and affiliates of Transamerica. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.


         Prior to November 1, 1996, Transamerica Financial Resources, Inc. ("TFR") was the principal underwriter for the Contracts. TFR is a wholly-owned subsidiary of Transamerica Insurance Company of California and is registered with the Commission as a broker/dealer and is a member of the NASD.


                                                   VOTING RIGHTS

         In accordance with its view of current applicable law, the Company will vote Portfolio shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the Separate Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

         The number of votes which a Contract Owner may cast is based on the Accumulation Account Value established on a Valuation Date not more than 100 days prior to a meeting date of Contract Owners and will be computed in the following manner:

         (1) When the Valuation Date is prior to the Retirement Date, the number of votes will equal the Contract Owner's Accumulation Account Value divided by 100;

         (2) When the Valuation Date is on or after the Retirement Date, the number of votes will equal the amount of the reserve established to meet Variable Annuity obligations related to the Contract divided by 100. Accordingly, as the amount of the reserve diminishes during the Annuity payment period, the number of votes which a Contract Owner may cast decreases.

         The number of votes will be rounded to the nearest vote; however, each Contract Owner will have at least one vote.

         To be entitled to vote, a Contract Owner must have been a Contract Owner on the date on which the number of votes was determined.

         Each Contract Owner shall receive a notice of the meeting of Portfolio's shareholders and a statement of the number of votes attributable to his/her Contract. Such notice will be mailed to the Contract Owner at the address maintained in the Company's records at least 20 days prior to the date of the meeting.

         Separate Account votes as to which no timely instructions are received and shares held by the Company in the Separate Account as to which no Contract Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Separate Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.


Changes To Variable Annuity Contracts

         The Company has the right to amend the Contracts to meet current applicable federal and state laws or regulations or to provide more favorable Annuity Conversion Rates. Each Contract Owner will be notified of any amendment to the Contract relating to any changes in federal or state laws.

         The Contract Owner may change beneficiaries, Annuity commencement date or Annuity option prior to the Annuity commencement date.


Inquiries

         Contract Owners may request information concerning their Variable Annuity Contract by contacting a Company agent or by a Written Request mailed directly to the Company.



                                                 LEGAL PROCEEDINGS

         There are no material legal proceedings pending to which the Separate Account is a party; nor are there material legal proceedings involving the Separate Account to which Transamerica or the Underwriter are parties.

                                       TABLE OF CONTENTS OF THE STATEMENT OF
                                              ADDITIONAL INFORMATION

                                                                       Page

GENERAL INFORMATION AND HISTORY.......................................
ANNUITY PAYMENTS......................................................
CALCULATION OF YIELDS AND TOTAL RETURNS...............................
FEDERAL TAX MATTERS...................................................
THE UNDERWRITER.......................................................
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS................................
STATE REGULATION......................................................
LEGAL MATTERS.........................................................
ACCOUNTANTS...........................................................
RECORDS AND REPORTS...................................................
FINANCIAL STATEMENTS..................................................

                                       (This page intentionally left blank)

                                                                        (LOGO)

                                                                 (a prospectus)





 ----------------------------------------------------------------------------
AUDITORS--Ernst & Young LLP                                        [DATE]
 --------------------------------------------------------------------------
ISSUED BY

                 Transamerica Occidental Life Insurance Company
                             1150 South Olive Street
                       Los Angeles, California 90015-2211
                                 (213) 742-3065


              (LOGO)

          Transamerica Occidental
          Life Insurance Company
TFM-1007 ED.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                               Separate Account C
                of Transamerica Occidental Life Insurance Company

            Individual Equity Investment Fund Contracts ("Contracts")
                For Non-Tax Qualified Individual Retirement Plans

           1150 South Olive Street, Los Angeles, California 90015-2211

         This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Contracts offered by Transamerica Occidental Life Insurance Company (the "Company") through Separate Account C. A copy of the Prospectus may be obtained free of charge by writing to the Company at the above address or by calling (213) 742-3065. Terms used in the current Prospectus for the Contracts are incorporated by reference into this Statement.


          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
           AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS
                       FOR THE CONTRACT AND THE PORTFOLIO.






                             Dated November 1, 1996

                                TABLE OF CONTENTS


                                                            Page

GENERAL INFORMATION AND HISTORY.....................................
ANNUITY PAYMENTS....................................................
CALCULATION OF YIELDS AND TOTAL RETURNS.............................
FEDERAL TAX MATTERS.................................................
THE UNDERWRITER.....................................................
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..............................
STATE REGULATION....................................................
LEGAL MATTERS.......................................................
ACCOUNTANTS.........................................................
RECORDS AND REPORTS.................................................
FINANCIAL STATEMENTS................................................

                         GENERAL INFORMATION AND HISTORY

         Transamerica Occidental Life Insurance Company (the "Company") was formerly known as Occidental Life Insurance Company of California. The name change occurred approximately on September 1, 1981.

         The Company is wholly-owned by Transamerica Insurance Corporation of California, which is in turn wholly-owned by Transamerica Corporation.
Transamerica Corporation is a financial services organization which engages through its subsidiaries in consumer lending, commercial lending, leasing, life insurance and real estate and asset management services.


                                ANNUITY PAYMENTS

Amount of First Annuity Payment

         ANNUAL DEPOSIT AND DEFERRED CONTRACTS:

         At a Participant's selected Retirement Date, the Accumulation Account Value based on the Accumulation Unit value established on the last Valuation Date in the second calendar month preceding his/her Retirement Date is applied to the appropriate Annuity Conversion Rate under the Contract, according to the Participant's, and any joint annuitant's, attained age at nearest birthday and the selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality -The Annuity Table for 1949, ultimate three year age setback.

         IMMEDIATE CONTRACT:

         The Net Deposit applicable under the Contract is applied to the Annuity Conversion Rate for this Contract by the Company according to the Participant's, and any joint annuitant's, attained age at nearest birthday and selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion Rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, two year age setback.

Amount of Subsequent Annuity Payments

         The amount of a Variable Annuity payment after the first is determined by multiplying the number of Annuity Units by the Annuity Unit value established on the last Valuation Date in the second calendar month preceding the date such payment is due.

         The Annuity Conversion Rates reflect the assumed net investment earnings rate of 3.5%. Each annuity payment will vary as the actual net investment earnings rate varies from 3.5%. If the actual net investment earnings rate were equal to the assumed rate, Annuity payments would be level. If the actual Net Investment Rate were lower than the assumed rate, Annuity payments would decrease.

Number of Annuity Units

         The number of the Participant's Annuity Units is determined at the time the Variable Annuity is effected by dividing the dollar amount of the first Variable Annuity payment by the Annuity Unit Value established on the last Valuation Date in the second calendar month preceding the Retirement Date. The number of Annuity Units, once determined, will remain fixed except as affected by the normal operation of the form of Annuity, or by a late Deposit. Late Deposit means a Deposit received by the Company after the Valuation Date in the second calendar month preceding the Retirement Date.

Annuity Unit Value

         On October  16,  1969,  the value of an Annuity  Unit was set at $1.00.
Thereafter, at the end of each Valuation Period, the Annuity Unit value is established by multiplying the value of an Annuity Unit determined at the end of the immediately preceding Valuation Period by the Investment Performance Factor for the current Valuation Period, and then multiplying that product by an assumed earnings offset factor for the purpose of offsetting the effect of an investment earnings rate of 3.5% per annum which is assumed in the Annuity Conversion Rates for the Contracts. The result is then reduced by a charge for mortality and expense risks (see "Charges under the Contract" at page 11 of the Prospectus).


                     CALCULATION OF YIELDS AND TOTAL RETURNS

         Separate Account Yield Calculations

                  Transamerica may from time to time disclose the current annualized yield of the Separate Account for 30-day periods. The annualized yield of the Separate Account refers to the income generated by the Separate Account over a specified 30-day period. Because this yield is annualized, the yield generated by the Separate Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

              YIELD  2{a - b+1}6-1
                        cd
         Where:

        a =     net investment income earned during the period by the Portfolio attributable to the shares owned by the Separate Account.
        b =     expenses for the Separate Account accrued for the period
(net of reimbursements).
        c =     the average daily number of Accumulation Units outstanding during the period.
        d =     the maximum offering price per Accumulation Unit on the last day of the period.

                  Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all Policies. Because of the charges and deductions imposed by the Separate Account, the yield for the Separate Account will be lower than the yield for the corresponding Portfolio. The yield on amounts held in the Separate Account normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Separate Account's actual yield will be affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

         Standard Total Return Calculations

                  Transamerica may from time to time also disclose average annual total returns for the Separate Account for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P{1+T}n = ERV

         Where:

         P  a  hypothetical  initial  payment of $1,000 T  average
         annual  total  return  n   number  of years  ERV   ending
         redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period at the
                          end  of  the  one,   five  or  ten-year   period  (or
                           fractional portion thereof).

                  All recurring fees are recognized in the ending redeemable value.

                               FEDERAL TAX MATTERS

Tax Status of the Contract

         Diversification Requirements: Section 817(h) of the Code generally provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to the Separate Account, through the Portfolio, intends to comply with the diversification requirements.

         Distribution Requirements: In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985, to provide that (a) if any Contract Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract may be continued with the surviving spouse as the new Contract Owner, an endorsement may be continued with the surviving spouse as the new Contract Owner. An endorsement has been added to these Contracts to comply with these new requirements.

Taxation of the Company

         The Company at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The Separate Account is treated as part of the Company and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any Federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for Federal income taxes. If, in future years, any Federal income taxes are incurred by the Company with respect to the Separate Account, then the Company may make a charge to the Separate Account.

         Under current laws, the Company may incur state and local taxes in certain jurisdictions. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes or reserves for such taxes, if any, attributable to the Separate Account.


                                   UNDERWRITER

         Transamerica Securities Sales Corporation ("TSSC") is the principal Underwriter for the Separate Account's Contracts. Its principal offices are located at is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation. TSSC may also serve as an underwriter and distributor of other separate accounts of Transamerica and affiliates of Transamerica. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.


         Prior to November 1, 1996, Transamerica Financial Resources, Inc. ("TFR") was the principal underwriter for the Contracts. TFR is a wholly-owned subsidiary of Transamerica Insurance Company of California and is registered with the Commission as a broker/dealer and is a member of the NASD.


         During the past three years, TFR received from the sales of the Contracts total payments of $1,148 in 1993, $873 in 1994 and $282 in 1995.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

         Title to the assets of the Separate Account is held by Transamerica. The assets of the Separate Account are kept separate and apart from Transamerica's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by the Separate Account.


                                STATE REGULATION

         Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law and regulation, the Contract will be modified accordingly.


                                  LEGAL MATTERS

         Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan. The organization of Transamerica, Transamerica's authority to issue the Contracts, and the validity of the form of the Contracts have been passed upon by James W. Dederer, Executive Vice President, General Counsel and Corporate Secretary of Transamerica.


                                   ACCOUNTANTS


         The financial statements of Transamerica Occidental Life Insurance Company included in this Statement of Additional Information have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports appearing below, and are included in reliance upon such reports given on their authority as experts in accounting and auditing. Ernst & Young LLP's address is 515 South Flower Street, Los Angeles, California 90071.



                               RECORDS AND REPORTS

         All records and accounts relating to the Separate Account will be maintained by Transamerica. As presently required by the 1940 Act and regulations promulgated thereunder pertaining to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to the Contract Owner semi-annually at the Contract Owner's last known address of record.


                              FINANCIAL STATEMENTS

         The consolidated financial statements of Transamerica should be considered only as bearing on the ability of Transamerica to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                    Audited Consolidated Financial Statements



         Transamerica Occidental Life Insurance Company and Subsidiaries


                                December 31, 1995

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Audited Consolidated Financial Statements

December 31, 1995






Audited Consolidated Financial Statements

Report of Independent Auditors...........................    1
Consolidated Balance Sheet...............................    2
Consolidated Statement of Income.........................    3
Consolidated Statement of Shareholder's Equity...........    4
Consolidated Statement of Cash Flows.....................    5
Notes to Consolidated Financial Statements...............    6

                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
Transamerica Occidental Life Insurance Company


We have audited the accompanying consolidated balance sheet of Transamerica Occidental Life Insurance Company and Subsidiaries as of December 31, 1995 and 1994, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Transamerica Occidental Life Insurance Company and Subsidiaries at December 31, 1995 and 1994, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.

As discussed in Note A, the Company changed its method of accounting for certain debt securities effective January 1, 1994.


                                                       ERNST & YOUNG LLP


February 14, 1996


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET


                                                                                       December 31
                                                                             1995                     1994
                                                                    ---------------------    -------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $          25,997,403    $          21,006,469
   Equity securities available for sale                                           307,881                  201,011
   Mortgage loans on real estate                                                  565,086                  366,727
   Investment real estate                                                          38,376                   69,246
   Policy loans                                                                   426,377                  412,938
   Other long-term investments                                                     62,536                   50,079
   Short-term investments                                                         211,500                  144,163
                                                                    ---------------------    ---------------------
                                                                               27,609,159               22,250,633
Cash                                                                               49,938                   42,916
Accrued investment income                                                         394,008                  363,121
Accounts receivable                                                               174,266                  202,456
Reinsurance recoverable on paid and unpaid losses                               1,957,160                1,490,491
Deferred policy acquisitions costs                                              1,974,211                2,480,474
Deferred tax assets                                                                     -                  164,513
Other assets                                                                      257,333                  241,733
Separate account assets                                                         2,533,424                1,666,451
                                                                    ---------------------    ---------------------

                                                                    $          34,949,499    $          28,902,788
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy liabilities:
   Policyholder contract deposits                                   $          22,057,773    $          19,281,515
   Reserves for future policy benefits                                          5,245,233                4,846,072
   Policy claims and other                                                        542,511                  555,289
                                                                    ---------------------    ---------------------
                                                                               27,845,517               24,682,876

Income tax liabilities                                                            587,801                   67,870
Accounts payable and other liabilities                                            534,866                  567,300
Separate account liabilities                                                    2,533,424                1,666,451
                                                                    ---------------------    ---------------------
                                                                               31,501,608               26,984,497
Shareholder's equity:
   Common Stock ($12.50 par value):
     Authorized--4,000,000 shares
     Issued and outstanding--2,206,933 shares                                      27,587                   27,587
   Additional paid-in capital                                                     333,578                  319,279
   Retained earnings                                                            2,171,412                1,921,232
   Foreign currency translation adjustments                                       (23,618)                 (28,347)
   Net unrealized investment gains (losses)                                       938,932                 (321,460)
                                                                    ---------------------    ---------------------
                                                                                3,447,891                1,918,291
                                                                    ---------------------    ---------------------

                                                                    $          34,949,499    $          28,902,788
                                                                    =====================    =====================

See notes to consolidated financial statements.


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF INCOME




                                                                                 Year Ended December 31
                                                                        1995             1994             1993
                                                                  ---------------  ---------------  ----------
                                                                                     (In thousands)

Revenues:
   Premiums and other considerations                              $     1,811,888  $     1,430,019  $     1,212,680
   Net investment income                                                1,972,759        1,771,575        1,724,301
   Other operating revenue                                                      -           13,273                -
   Net realized investment gains                                           28,112           20,730           44,887
                                                                  ---------------  ---------------  ---------------
                                              TOTAL REVENUES            3,812,759        3,235,597        2,981,868


Benefits:
   Benefits paid or provided                                            2,587,468        2,116,125        1,993,013
   Increase in policy reserves and liabilities                            236,205          204,159          121,325
                                                                  ---------------  ---------------  ---------------
                                                                        2,823,673        2,320,284        2,114,338

Expenses:
   Amortization of deferred policy acquisition costs                      182,123          176,033          169,457
   Salaries and salary related expenses                                   145,681          133,591          127,130
   Other expenses                                                         200,339          190,500          182,193
                                                                  ---------------  ---------------  ---------------
                                                                          528,143          500,124          478,780
                                                                  ---------------  ---------------  ---------------
                                 TOTAL BENEFITS AND EXPENSES            3,351,816        2,820,408        2,593,118
                                                                  ---------------  ---------------  ---------------

                                  INCOME BEFORE INCOME TAXES              460,943          415,189          388,750

Provision for income taxes                                                149,647          143,491          138,997
                                                                  ---------------  ---------------  ---------------

                                                  NET INCOME      $       311,296  $       271,698  $       249,753
                                                                  ===============  ===============  ===============



See notes to consolidated financial statements.


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY


                                                                                                                        Net
                                                                                                       Foreign      Unrealized
                                                                      Additional                      Currency      Investment
                                                 Common Stock           Paid-in       Retained       Translation       Gains
                                             Shares       Amount        Capital      Earnings        Adjustments     (Losses)
                                                                 (In thousands, except for share data)

Balance at January 1, 1993                 2,206,933   $   27,587   $     229,900  $  1,495,781    $    (17,314)   $      74,643

   Net income                                                                           249,753
   Capital contributions from parent                                       89,379
   Dividends declared                                                                   (56,000)
   Change in foreign currency
     translation adjustments                                                                             (3,740)
   Change in net unrealized
     investment gains (losses)                                                                                           (11,061)

Balance at December 31, 1993               2,206,933       27,587         319,279     1,689,534         (21,054)          63,582

   Cumulative effect of change in
     accounting for investments                                                                                          795,187
   Net income                                                                           271,698
   Dividends declared                                                                   (40,000)
   Change in foreign currency
     translation adjustments                                                                             (7,293)
   Change in net unrealized
     investment gains (losses)                                                                                        (1,180,229)

Balance at December 31, 1994               2,206,933       27,587         319,279     1,921,232         (28,347)        (321,460)

   Net income                                                                           311,296
   Capital contributions from parent                                       14,298
   Dividends declared                                                                   (61,114)
   Change in foreign currency
     translation adjustments                                                                              4,728
   Change in net unrealized
     investment gains (losses)                                                                                         1,260,392

Balance at December 31, 1995               2,206,933   $   27,587   $     333,577  $  2,171,414    $    (23,619)   $     938,932
                                        ============   ==========   =============  ============    ============    =============



See notes to consolidated financial statements.


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                      Year Ended December 31
                                                                           1995                1994               1993
                                                                     -----------------  ------------------  ----------
                                                                                          (In thousands)
OPERATING ACTIVITIES
   Net income                                                        $         311,296   $         271,698  $         249,753
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Changes in:
         Reinsurance recoverable                                              (466,669)           (290,926)          (175,952)
         Accounts receivable                                                   (58,866)            (31,934)          (183,598)
         Policy liabilities                                                  1,273,723             804,296            921,067
         Other assets, accounts payable and other
           liabilities, and income taxes                                      (252,362)            133,499            135,658
       Policy acquisition costs deferred                                      (381,806)           (394,858)          (359,146)
       Amortization of deferred policy acquisition costs                       191,313             182,312            232,309
       Net realized gains on investment transactions                           (37,247)            (27,008)          (107,769)
       Other                                                                   (22,917)           (124,644)          (107,831)
                                                                     -----------------   -----------------  -----------------

                                            NET CASH PROVIDED BY
                                            OPERATING ACTIVITIES               556,465             522,435            604,491


INVESTMENT ACTIVITIES
   Purchases of securities                                                  (5,667,539)         (9,354,375)       (11,878,171)
   Purchases of other investments                                             (330,503)           (143,771)          (157,368)
   Sales of securities                                                       3,587,367           4,607,572          5,054,460
   Sales of other investments                                                  155,084             143,815            177,064
   Maturities of securities                                                    341,485           2,251,763          4,433,933
   Net change in short-term investments                                        (67,337)             38,597            (57,625)
   Other                                                                       (35,384)            (25,354)           (25,655)
                                                                     -----------------   -----------------  -----------------

                                                NET CASH USED BY
                                            INVESTING ACTIVITIES            (2,016,827)         (2,481,753)        (2,453,362)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                               5,151,428           4,434,726          4,166,316
   Withdrawals from policyholder contract deposits                          (3,624,044)         (2,419,915)        (2,313,176)
   Capital contributions from parent or its affiliate                                -                   -             31,300
   Dividends paid to parent                                                    (60,000)            (40,000)           (56,000)
                                                                     -----------------   -----------------  -----------------

                                            NET CASH PROVIDED BY
                                            FINANCING ACTIVITIES             1,467,384           1,974,811          1,828,440
                                                                     -----------------   -----------------  -----------------

                                     INCREASE (DECREASE) IN CASH                 7,022              15,493            (20,431)

Cash at beginning of year                                                       42,916              27,423             47,854
                                                                     -----------------   -----------------  -----------------

                                             CASH AT END OF YEAR     $          49,938   $          42,916  $          27,423
                                                                     =================   =================  =================



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1995


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Occidental Life Insurance Company ("TOLIC") and its subsidiaries (collectively, the "Company"), engages in providing life insurance, pension and annuity products, reinsurance, structured settlements and investments which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and Canada.

Basis of Presentation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Use of Estimates: Certain amounts reported in the accompanying combined financial statements are based on the management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In March 1995, the Financial Accounting Standards Board issued a new standard on accounting for the impairment of long-lived assets and for long-lived assets to be disposed of. The Company will adopt the standard in 1996. The standard required that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell of the asset to be disposed of. When adopted, this standard is not expected to have a material effect on the consolidated financial position or results of operations of the Company.

In 1995, the Company adopted the Financial Accounting Standards Board's new standard on accounting for impairment of loans, which requires that an impaired loan be measured based on the present value of expected cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1994, the Company adopted the Financial Accounting Standards Board's new standard on accounting for certain investments in debt and equity securities which requires the Company to report at fair value, with unrealized gains and losses excluded from earnings and reported on an after tax basis as a separate component of shareholder's equity, its investments in debt securities for which the Company does not have the positive intent and ability to hold to maturity. Additionally, such unrealized gains and losses are considered in evaluating deferred policy acquisition costs, with any resultant adjustment also excluded from earnings and reported on an after tax basis in shareholder's equity. As of January 1, 1994, the impact of adopting the standard was to increase shareholder's equity by $795.2 million (net of deferred policy acquisition cost adjustment of $367.2 million and deferred taxes of $428.2 million) with no effect on net income.

Principles of Consolidation: The financial statements include the accounts of TOLIC and its subsidiaries, all of which operate primarily in the life insurance industry. TOLIC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly owned subsidiary of Transamerica Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 1995


                                                       -8-
NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments:  Investments are shown on the following bases:

       Fixed maturities--All debt securities, including redeemable preferred stocks, are classified as available for sale and carried at fair value effective as of January 1, 1994. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines. Derivative instruments are also reported as a component of fixed maturities and are carried at fair value if designated as hedges of securities available for sale or at amortized cost if designated as hedges of liabilities. See Note M - Financial Instruments.

       Equity securities available for sale (common and nonredeemable preferred stocks)--at fair value. The Company does not carry any equity securities principally for the purpose of trading.

       Mortgage  loans  on  real  estate--at   unpaid  balances,   adjusted  for
       amortization  of  premium  or  discount,   less  allowance  for  possible
       impairment.

       Investment real estate--at cost, less allowances for depreciation and possible impairment.

       Policy loans--at unpaid balances.

       Other  long-term   investments--at  cost,  less  allowance  for  possible
impairment.

       Short-term investments--at cost, which approximates fair value.

Realized gains and losses on disposal of investment are determined generally on a specific identification basis. The Company reports realized gains and losses on investment transactions in the accompanying consolidated statement of income, net of the amortization of deferred policy acquisition costs when such amortization results from the realization of gains or losses other than as originally anticipated on the sale of investments associated with interest-sensitive products. Changes in fair values of fixed maturities available for sale and equity securities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and deferred income taxes as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable underwriting, issue and field office expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC is adjusted as if unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate Accounts: The Company administers segregated asset accounts for certain holders of universal life policies, variable annuity contracts, and other pension deposit contracts. The assets held in these Separate Accounts are invested primarily in fixed maturities, equity securities, other marketable securities, and short-term investments. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities, single premium immediate annuities, guaranteed investment contracts, and other group pension deposit contracts that do not have mortality or morbidity risk. Policyholder contract deposits on universal life and investment products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 2.8% to 10% in 1995 and 1994, and from 3.0% to 10.5% in 1993.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include those contracts with fixed and guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited-payment life insurance policies and annuities with life contingencies. The reserve for future policy benefits for traditional life insurance products has been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. Interest assumptions range from 4.3% in earlier years to 9.5% on later issues. Reserves for future policy benefits are evaluated as if unrealized gains or losses on securities available for sale were realized and adjusted for any resultant premium deficiencies. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Foreign Currency Translation: The effect of changes in exchange rates in translating foreign subsidiary's financial statements is accumulated as a separate component of shareholder's equity, net of applicable income taxes. Aggregate transaction adjustments included in income were not significant for 1995, 1994, or 1993.

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances. In 1993, the Company adopted this method of accounting for its single premium immediate annuity contracts issued under structured settlement arrangements based on a determination that such contracts do not involve significant mortality risk. Accordingly, amounts received by the Company as payments under these contracts are no longer included in revenues but are reported as policyholder contract deposits.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

Income Taxes: TOLIC and its domestic subsidiaries are included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires TOLIC to accrue and settle income tax obligations in amounts that would result from filing separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded and private placements, fair values are estimated using values obtained for independent pricing services. Fair values for derivative instruments, including off-balance-sheet instruments, are estimated using values obtained for independent pricing services.

Fair values for equity securities are based on quoted market prices.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

The carrying amounts of short-term investments, cash, and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying consolidated balance sheet.

Reclassifications: Certain reclassifications of 1994 and 1993 amounts have been made to conform with the 1995
-----------------
presentation.


NOTE B--INVESTMENTS

The cost and fair value of fixed  maturities  available  for sale are as follows
(in thousands):

                                                                         Gross             Gross
                                                     Carrying         Unrealized        Unrealized            Fair
                                                       Value             Gain              Loss               Value
                                                 ----------------  ---------------   ---------------    -----------
December 31, 1995
-----------------

U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies                       $         92,958  $          6,840                      $        99,798
Obligations of states and political
 subdivisions                                             229,028             7,832  $            572            236,288
Foreign governments                                       109,632             9,068                              118,700
Corporate securities                                   11,945,631         1,126,903             30,58         13,041,953
Public utilities                                        4,338,637           390,237             2,909          4,725,965
Mortgage-backed securities                              7,277,976           487,190            15,092          7,750,074
Redeemable preferred stocks                                21,372             3,757               504             24,625
                                                           ------             -----               ---             ------

                                                 $     24,015,234  $      2,031,827  $         49,658   $     25,997,403
                                                 ================  ================  ================   ================

December 31, 1994

U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies                        $        218,404  $            535  $        19,885   $        199,054
Obligations of states and political
 subdivisions                                              220,127             3,586             8,123           215,590
Foreign governments                                        210,789             1,551             6,367           205,973
Corporate securities                                     9,517,763           133,191           396,488         9,254,466
Public utilities                                         3,948,366            48,455           234,885         3,761,936
Mortgage-backed securities                               7,791,957           105,175           530,362         7,366,770
Redeemable preferred stocks                                  3,140                 -               460             2,680
                                                            -----                 -               ---              -----

                                                 $     21,910,546  $        292,493  $      1,196,570   $     21,006,469
                                                 ================  ================  ================   ================


The cost and fair value of fixed  maturities  available for sale at December 31,
1995, by contractual maturity,  are shown below. Expected maturities will differ from  contractual  maturities  because  borrowers  may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):
                                                                                             Fair
                                                                          Cost               Value
     Maturity

     Due in 1996                                                    $        590,327   $        603,732
     Due in 1997-2000                                                      3,016,991          3,150,785
     Due in 2001-2005                                                      3,714,128          3,962,712
     Due after 2005                                                       9,394,440         10,505,474
                                                                       ------------    ---------------
                                                                          16,715,886         18,222,703
     Mortgage-backed securities                                            7,277,976          7,750,075
     Redeemable preferred stock                                               21,372             24,625
                                                                    ----------------   ----------------

                                                                    $     24,015,234   $    25,997,403
                                                                    ================   ===============

The cost and fair value of equity  securities  available for sale are as follows
(in thousands):

                                                                           1995               1994
                                                                    ---------------    -----------

     Cost                                                           $       150,968    $       142,831
                                                                                       26,316      26,m
     Gross unrealized gain                                                  163,264             69,693
     Gross unrealized loss                                                   (6,351)           (11,513)
                                                                    ---------------    ---------------

     Fair values                                                    $       307,881    $       201,011
                                                                    ===============    ===============

The components of the carrying value of investment real estate are as follows (in thousands):
                                                                          1995               1994

     Cost                                                           $        48,913    $        89,992
                                                                                       26,316      26,m
     Allowance for depreciation                                             (10,537)           (20,746)
                                                                    ---------------    ---------------

                                                                    $        38,376    $        69,246
                                                                    ===============    ===============


As of December 31, 1995, the Company did not hold a total investment in any one issuer, other than the United States Government or a Unites States Government agency or authority, which exceeded 10% of total shareholder's equity.

The carrying value of those assets that were on deposit with public officials in compliance with regulatory requirements were $22.0 million at December 31, 1995.

Net investment income by major investment category is summarized as follows (in thousands):
                                                              1995               1994              1993

     Fixed maturities                                   $      1,904,519   $      1,705,618  $      1,657,178
     Equity securities                                             3,418              5,587             7,624
     Mortgage loans on real estate                                40,702             40,030            44,230
     Investment real estate                                        3,209              5,024             4,232
     Policy loans                                                 25,641             24,614            23,219
     Other long-term investments                                   2,353              7,173             7,973
     Short-term investment                                        13,286              9,689             5,584
                                                        ----------------   ----------------  ----------------
                                                               1,993,128          1,797,735         1,750,040
     Investment expenses                                         (20,369)           (26,160)          (25,739)
                                                        ----------------   ----------------  ----------------

                                                        $      1,972,759   $      1,771,575  $      1,724,301
                                                        ================   ================  ================

Significant components of net realized investment gains are as follows (in thousands):

                                                              1995               1994              1993
                                                        ----------------   ----------------  ----------

     Net gains on disposition of investments in:
          Fixed maturities                              $         52,889   $          7,181  $        149,145
          Equity securities                                        5,637             32,374            12,491
          Other                                                    2,327              2,546             1,607
                                                        ----------------   ----------------  ----------------
                                                                  60,853             42,101           163,243
     Provision for impairment                                    (23,551)           (15,092)          (55,504)
     Accelerated amortization of DPAC                             (9,190)            (6,279)          (62,852)
                                                        ----------------   ----------------  ----------------

                                                        $         28,112   $         20,730  $         44,887
                                                        ================   ================  ================

The components of net gains on disposition of investment in fixed maturities are as follows (in thousands):
                                                              1995               1994              1993

     Gross gains                                        $         61,504   $         46,702  $        151,232106,649
     Gross losses                                                 (8,615)           (39,521)           (2,087)
                                                        ----------------   ----------------  ----------------

                                                        $         52,889   $          7,181  $        149,145
                                                        ================   ================  ================


The costs of certain  investments have been reduced by the following  allowances for impairment in value (in thousands):
                                                                               December 31
                                                                         1995               1994
                                                                  ----------------   -----------

     Fixed maturities                                             $         71,429   $        92,145
     Equity securities                                                           -               395
     Mortgage loans on real estate                                          21,516            23,479
     Investment real estate                                                 16,207            14,656
     Other long-term investments                                            11,025            11,125
                                                                  ----------------   ---------------

                                                                  $        120,177   $       141,800
                                                                  ================   ===============

The components of changes in net unrealized investment gains (losses) in the accompanying consolidated statement of shareholder's equity are as follows (in thousands):

                                                              1995               1994              1993
                                                        ----------------   ----------------  ----------

     Changes in unrealized gains (losses):
        Fixed maturities                                $      2,886,246   $     (2,494,478) $             10
        Equity securities                                         98,733            (39,756)          (15,287)
                                                        ----------------   ----------------  ----------------
                                                               2,984,979         (2,534,234)          (15,277)
     Change in related DPAC adjustments                         (706,915)           718,498                 -
     Change in policy liability adjustments                     (339,000)                 -                 -
     Related deferred taxes                                     (678,672)           635,507             4,216
                                                        ----------------   ----------------  ----------------

                                                        $      1,260,392   $     (1,180,229) $        (11,061)
                                                        ================   ================  ================

Proceeds from disposition of investment in fixed maturities available for sale were $3,802.6 million in 1995, $6,737.7 million in 1994 and $9,187.1 million in 1993.




NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                 1995               1994              1993
                                                          -----------------  ----------------  -----------

     Balance at beginning of year                         $      2,480,474   $      1,929,332  $      1,811,992

        Cumulative effect of change in
          accounting for investments                                     -           (367,154)                -
        Amounts deferred:
          Commissions                                              298,698            305,858           288,195
          Other                                                     83,108             89,000            70,951
        Amortization attributed to:
          Net gain on disposition of investments                    (9,190)            (6,279)          (62,852)
          Operating income                                        (182,123)          (176,033)         (169,457)
        Fair value adjustment                                     (706,915)           718,498                 -
        Foreign currency translation adjustment                     10,159            (12,748)           (9,497)
                                                          ----------------   ----------------  ----------------

     Balance at end of year                               $      1,974,211   $      2,480,474  $      1,929,332
                                                          ================   ================  ================


NOTE D--POLICY LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                 December 31
                                                                           1995               1994
                                                                    ----------------   -----------

     Liabilities for investment-type products                       $    17,948,652    $     15,862,970
     Liabilities for non-traditional life insurance
        products                                                          4,109,121           3,418,545
                                                                       ------------       -------------

                                                                    $    22,057,773    $     19,281,515
                                                                    ===============    ================


Reserves for future policy benefits were evaluated as if the unrealized gains on securities available for sale had been realized and adjusted for resultant premium deficiencies by $339 million as of December 31, 1995.

NOTE E--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                 December 31
                                                                           1995               1994
                                                                    ----------------   -----------

     Current tax liabilities                                        $         35,689   $        67,870
     Deferred tax liabilities                                                552,112                 -
                                                                    ----------------   ---------------

                                                                    $        587,801   $        67,870
                                                                    ================   ===============

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                 December 31
                                                                           1995               1994
                                                                    ----------------   -----------

     Deferred policy acquisition costs                              $        696,728   $       650,207
     Unrealized investment gains (losses)                                    505,579          (173,094)
     Life insurance policy liabilities                                      (601,875)         (586,025)
     Provision for impairment of investments                                 (42,062)          (49,630)
     Other-net                                                                (6,258)           (5,971)
                                                                    ----------------   ---------------

                                                                    $        552,112   $      (164,513)
                                                                    ================   ===============

TOLIC offsets all deferred tax assets and liabilities and presents them in a single amount in the consolidated balance sheet.

Components of provisions for income taxes are as follows (in thousands):

                                                                    1995              1994               1993
                                                             ----------------  ----------------   -----------

     Current tax expense:                                    $        115,614  $        204,087   $        162,408
     Deferred tax expense (benefit)                                    34,033           (60,596)           (26,947)997
     Adjustment for enacted change in tax laws                              -                 -              3,536
                                                             ----------------  ----------------   ----------------

                                                             $        149,647  $        143,491   $        138,997
                                                             ================  ================   ================


The differences between federal income taxes computed at the statutory rate and the provision for income taxes as reported are as follows (in thousands):

                                                                     1995              1994              1993
                                                              ----------------  ----------------   ----------

     Income before income taxes:
       Income from U.S. operations                            $       425,946   $       389,778    $       367,560
       Income from foreign operations                                  34,997            25,411             21,190
                                                              ---------------   ---------------    ---------------
                                                                      460,943           415,189            388,750
     Tax rate                                                              35%               35%                35%
                                                              ---------------   ---------------    ---------------
     Federal income taxes at statutory rate                           161,330           145,316            136,063
     Income not subject to tax                                           (685)             (910)              (535)
     Low income housing credits                                        (3,137)             (902)                 -
     Adjustment for enacted change in tax laws                              -                 -              3,536
     Other, net                                                        (7,861)              (13)               (67)
                                                              ---------------   ---------------    ---------------

                                                              $       149,647   $       143,491    $       138,997
                                                              ===============   ===============    ===============


Low income housing credits are recognized over the productive life of acquired assets. In 1995, the Company recognized a $4.4 million tax benefit related to the favorable settlement of a prior year tax matter.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983 pursuant to the Deficit Reduction Act of 1984. This amount becomes subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1995 was $138 million. At December 31, 1995, $1,788.9 million was available for payment of dividends without such tax consequences. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

Income taxes of $153.3 million, $195.4 million and $162.2 were paid principally to the parent in 1995, 1994 and 1993, respectively.

NOTE F--REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses, however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.

The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                              Ceded to              Assumed
                                         Direct                 Other             from Other               Net
                                         Amount               Companies            Companies             Amount
1995
   Life insurance in force,
     at end of year               $        206,722,573  $       116,762,869  $       174,193,592  $       264,153,296
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,857,449  $         1,079,303  $         1,033,752  $         1,811,898
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,803,213  $         1,065,545  $           849,800  $         2,587,468
                                  ====================  ===================  ===================  ===================

1994
   Life insurance in force,
     at end of year               $        191,884,093  $       115,037,553  $       158,882,366  $       235,728,906
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,085,555  $           689,615  $         1,034,079  $         1,430,019
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,338,370  $           867,341  $           645,096  $         2,116,125
                                  ====================  ===================  ===================  ===================

1993
   Life insurance in force,
     at end of year               $        180,902,966  $        95,719,350  $       149,728,434  $       234,912,050
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,273,293  $           953,489  $           892,876  $         1,212,680
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,142,424  $           633,782  $           484,371  $         1,993,013
                                  ====================  ===================  ===================  ===================


NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by noncontributory defined pension benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the plans generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs recognized for all plans were $2.5 million in 1995, $4.9 million in 1994 and $4.1 million in 1993, of which $2.0 million in 1995, $4.7 million in 1994 and $3.3 million in 1993, respectively, related to the plan sponsored by Transamerica Corporation.

The plans sponsored by the Company are not material to the consolidated financial position of the Company.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant in 1995, 1994 and 1993.


NOTE H--RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and certain of its other subsidiaries in the normal course of operations. These transactions include premiums for employee benefits (none in 1995, $5.5 million in 1994, and $7.3 million in 1993), loans and advances, investments in a money market fund managed by an affiliated company, rental of space, and other specialized services. At December 31, 1995, pension funds administered for these related companies aggregated $933.3 million and the investment in an affiliated money market fund, included in short-term investments, was $55.2 million.

During 1995, the Company transferred real estate with an aggregate book value of $27.7 million to an affiliate within the Transamerica Corporation group of consolidated companies in exchange for consideration with a fair value of $49.7 million, comprising mortgage loans of $35.1 million and cash of $14.6 million. The excess of fair value of the consideration received over the book value of the real estates transferred, net of related tax payable to the parent, is included as a capital contribution.

During 1993, the Company transferred equity securities with a cost of $110.7 million and agreed to pay $31.3 million to Transamerica Corporation in exchange for a note receivable of $200 million. The excess of fair value of the consideration received over the cost of the assets transferred is included as a capital contribution.
The note matures in 2013 and bears interest at 7%.


NOTE I--OTHER OPERATING REVENUE

In 1994, the Company disposed of an investment in an affiliate which had been accounted for under the equity method. Total consideration of $23.3 million was received from the sale, resulting in income of $13.3 million.

NOTE J-LEASES

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expense for equipment and properties was $25.3 million in 1995, $17.9 million in 1994, and $15 million in 1993.
The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1995 (in thousands):

                           Year ending December 31:

                                        1996                   $      20,011
                                        1997                          15,298
                                        1998                          11,429
                                        1999                           8,423
                                        2000                           5,897
                                     Thereafter                       24,445

                                                               $      85,503


NOTE K--LITIGATION

The Company is a defendant in various legal actions arising from the normal course of operations. Contingent liabilities arising from litigation are not considered material in relation to the consolidated financial position and results of operations of the Company.


NOTE L--REGULATORY MATTERS

TOLIC and its insurance subsidiaries are subject to state insurance laws and regulations, principally those of the Company's state of incorporation. Such regulations include the risk based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the insurance Company's statutory net income from operations for the preceding year.
The insurance department of the domiciliary state recognizes these amounts as determined in conformity with statutory accounting practices prescribed or permitted by the insurance department, which vary in some respects from generally accepted accounting principles. The Company's statutory net income and statutory capital and surplus which are represented by TOLIC's net income and capital and surplus are summarized as follows (in thousands):

                                                      1995                  1994                  1993
                                              -------------------   -------------------   ------------

     Statutory net income                     $           131,607    $           175,850   $           192,978
     Statutory capital and surplus, at
        end of year                                     1,115,691                947,164               801,722


NOTE M--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):


                                                                                    December 31
                                                      -----------------------------------------
                                                                      1995                                1994
                                                      -----------------------------------    -----------------
                                                           Carrying             Fair           Carrying            Fair
                                                             Value              Value            Value             Value
Financial Assets:
   Fixed maturities                                    $    25,997,403   $    25,997,403   $    21,006,469   $    21,006,469
   Equity securities                                           307,881           307,881           201,011           201,011
   Mortgage loans on real estate                               565,086           671,835           366,727           382,164
   Policy loans                                                426,377           408,088           412,938           383,531
   Short-term investments                                      211,500           211,500           144,163           144,163
   Cash                                                         49,938            49,938            42,916            42,916
   Accrued investment income                                   394,008           394,008           363,121           363,121

Financial Liabilities:
   Liabilities for investment-type contracts:
     Single and flexible premium
       deferred annuities                                    8,080,139         7,518,211         7,425,778         6,898,534
     Single premium immediate annuities                      4,123,954         4,677,652         3,735,691         3,510,764
     Guaranteed investment contracts                         2,958,850         2,998,047         2,382,195         2,336,682
     Other deposit contracts                                 2,785,709         2,848,301         2,319,306         2,243,992

Off-balance-sheet assets (liabilities):
   Exchange derivatives designated as
     hedges of liabilities in a:
       Receivable position                                           -            23,881                 -             4,974
       Payable position                                              -            (3,086)                -           (24,625)




Exchange derivatives, which require no premium payments at initiation, consist principally of interest rate swap agreements and conditional derivatives, which require premium payments at initiation, consist principally of swaptions and interest rate floor and cap agreements.

The Company enters into various interest rate agreements in the normal course of business primarily as a means of managing its interest rate exposure in connection with asset and liability management.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is not funded. As of December 31, 1995, there were no unfunded interest rate swap agreements.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. A swaption generally provides for an option to enter into an interest rate swap agreement in the event of unfavorable interest rate movements. These agreements generally require upfront premium payments. The costs of swaptions and interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. The conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                                Aggregate             Weighted
                                                                Notional               Average
                                                                 Amount              Fixed Rate           Fair Value
December 31, 1995

Interest rate swap agreements designated as
 hedges of securities available for sale,
 where TLC pays:
   Fixed rate interest                                    $          235,173              7.99%     $            (9,307)
   Floating rate interest                                            140,000              5.65%                     137
   Floating rate interest based on one
     index and receives floating rate
     interest based on another index                                  65,000                                        242
Interest rate swap agreements designated as
 hedges of financial liabilities, where TLC
 pays:
   Fixed rate interest                                                 60,000              4.39%                     741
   Floating rate interest                                             934,678              6.17%                  17,169
   Floating rate interest based on one
     index and receives floating rate
     interest based on another index                                 152,000                                        (108)
                                                                     560,500               6.46%                  35,820
                                                                     250,000               5.93%                     792
                                                                   1,367,140              5.52%                   55,540

December 31, 1994
Interest rate swap agreements designated as
 hedges of securities available for sale,
 where TLC pays:
    Fixed rate interest                                              178,777              7.20%                   (1,305)
    Floating rate interest                                            96,000              4.96%                   (2,975)
Interest rate swap agreements designated as
  hedges of financial liabilities, where TLC
  Pays floating rate interest:                                       601,545              5.88%                  (19,651)
Interest rate floor agreements                                       560,500              6.46%                   10,948
Interest rate cap agreements                                         100,000              5.00%                    1,333
Swaptions and other                                                  200,000              7.00%                    5,313

Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments, fixed maturities and mortgage loans on real estate. The Company places its temporary cash investments with high credit quality financial institutions. Concentrations of credit risk with respect to investments in fixed maturities and mortgage loans on real estate are limited due to the large number of such investments and their dispersion across many different industries and geographic areas. At December 31, 1995, the Company had no significant concentration of credit risk.

                                     PART C


                                OTHER INFORMATION

                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)  Financial Statements:

          All required financial statements are included in Parts A and B of this Registration Statement.

(b)  Exhibits:


(1)     (a)      Resolutions of Board of Directors of Transamerica Occidental
               Life Insurance Company
                 creating Transamerica Occidental's Separate Account Fund C. 1/
        (b) Resolutions of Transamerica Occidental Life Insurance Company approving the conversion of the Registrant to a unit investment trust. 2/

(2)     Not Applicable.

(3)     (a)      Form of Distribution Agreement between Transamerica Securities
                Sales Corporation and
                 Transamerica Occidental Life Insurance Company on behalf of
                    Registrant.7/

        (b)      Form of Sales Agreement among Transamerica Securities Sales
                    Corporation,
                 Transamerica Occidental Life Insurance Company on behalf of
               Registrant, and
                 Transamerica Financial Resources, Inc.7/

(4)     (a)      Annual Deposit Individual Equity Investment Fund Contract. 2/
        (b) Single Deposit Individual Equity Investment Fund Contract to provide a deferred Variable
                 Annuity.2/
        (c) Single Deposit Individual Equity Investment Fund Contract to provide an immediate
                 Variable Annuity.4/
        (d) Endorsement to define the term "Deposit" in some Contracts to mean "Purchase
                 Payment".4/
        (e)      Endorsement to modify definition of "Valuation Period".4/
        (f)      Deposit Continuation on Total and Permanent Disability Rider.4/
        (g) Endorsement for State of Michigan to define investment factors filed as part of this
                 Registration Statement.4/

(5)     (a)      Application for Individual Equity Investment Fund Contracts.4/
        (b)      Revised Application for Individual Equity Investment Fund
Contracts.4/
        (c) Application for Request to Change Life Policy to Individual Equity Investment Fund
                 Contract.4/

          (6)     (a)      Restated Articles of Incorporation of Transamerica
Occidental Life Insurance Company.6/
                  (b) Restated By-Laws of Transamerica Occidental Life Insurance Company.6/

          (7)     Not Applicable.

          (8) Participation Agreement between Transamerica Occidental Life Insurance Company and
                  Transamerica Variable Insurance Fund.3/

          (9)       Opinion and Consent of Counsel.7/

          (10)      (a)    Consent of Counsel.7/

                    (b)    Consent of Independent Auditors.7/

          (11)      No financial statements are omitted from Item 23.

          (12)      Not Applicable.

          (13)      Performance Data Calculations.

          (14)      Not Applicable.

          (15)      Powers of Attorney.

 Robert Abeles 2/                           Richard N. Latzer 7/
 Kent L. Colwell 7/                         Charles E. LeDoyen 7/
 Thomas J. Cusack 2/                        Karen MacDonald 5/
 John A. Fibiger 2/                         Gary U. Rolle 7/
 Richard H. Finn 7/                         James B. Roszak 7/
 David E. Gooding 7/                        William E. Simms 7/
 Edgar H. Grubb 7/                          Nooruddin S. Veerjee 7/
 Frank C. Herringer 7/                      Robert A. Watson 5/
 James W. Dederer 7/
----------------------------

1/        Incorporated by reference to the exhibits filed as part of the
Registration Statement on Form N-8B-1 of
Transamerica Occidental's Separate Account Fund C, File No. 2-3650.

2/        Incorporated by reference to the like-numbered exhibits to Post-
Effective Amendment No. 43 to the
Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account C on Form N-4, File
No. 2-3650 (August 9, 1996).

3/        Incorporated by reference to the Exhibit 6 to Pre-Effective Amendment
 No. 1 to the Registration Statement
of Transamerica Variable Insurance Fund, Inc. on Form N-1A, File No. 33-99016 (September 12, 1996).

4/        Incorporated by reference to the exhibits filed as part of the
Registration Statement on Form N-1 of
Transamerica Occidental's Separate Account Fund C., File No. 2-3650.

5/        Incorporated by reference to the like-numbered exhibits to
Post-Effective Amendment No. 42 to the
Registration Statement of Transamerica Occidental's Separate Account Fund C on Form N-3, File No. 2-36250
(April 6, 1996).

6/        Incorporated by reference to the like-numbered exhibits to the initial
 Registration Statement on Form N-4
of Transamerica Occidental's VA-2L, File No. 33-49998 (July 24, 1992).

7/        Filed herewith.

Items 25.  Directors and Officers of the Depositor.

          The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

List of Directors of Transamerica Occidental Life Insurance Company

                  Robert Abeles             Frank C. Herringer
                  Kent L. Colwell           Richard N. Latzer
                  Thomas J. Cusack  Charles E. LeDoyen
                  James W. Dederer  Karen MacDonald
                  John A. Fibiger           Gary U. Rolle'
                  Richard H. Finn           James B. Roszak
                  David E. Gooding  William E. Simms
                  Edgar H. Grubb            Nooruddin S. Veerjee
                                            Robert A. Watson

List of Officers for Transamerica Occidental Life Insurance Company

          Thomas J. Cusack                           President and Chief Executive Officer
          John A. Fibiger, FSA                       Chairman
          James B. Roszak                            President, Life Insurance Division and Chief
                                                       Marketing Officer
          William E. Simms                           President - Reinsurance Division
          Robert Abeles                              Executive Vice President and Chief Financial Officer
          James W. Dederer, CLU                      Executive Vice President, General
                                                     Counsel and Corporate Secretary
          David E. Gooding                           Executive Vice President and Chief Information Officer
          Charles E. LeDoyen                         President-Structured Settlements Division
          Bruce Clark                                Senior Vice President and Chief Actuary
          Daniel E. Jund, FLMI                       Senior Vice President
          Karen MacDonald                            Senior Vice President and Corporate Actuary
          Louise K. Neal                             Senior Vice President
          William N. Scott, CLU, FLMI                Senior Vice President
          T. Desmond Sugrue                          Senior Vice President
          Ron F. Wagley                              Senior Vice President and Chief Agency Officer
          Nooruddin S. Veerjee, FSA                  President - Group Pension Division
          Darrel K.S. Yuen                           President-Asian Operations
          Richard N. Latzer                          Chief Investment Officer
          Gary U. Rolle', CFA                        Chief Investment Officer
          Glen E. Bickerstaff                        Investment Officer
          John M. Casparian                          Investment Officer
          Kent L. Colwell                            Investment Officer
          Heather E. Creeden                         Investment Officer
          Colin Funai                                Investment Officer
          Sharon K. Kilmer                           Investment Officer
          Lyman Lokken                               Investment Officer
          Michael F. Luongo                          Investment Officer
          Matthew Palmer                             Investment Officer
          Thomas C. Pokorski                         Investment Officer
          Susan A. Silbert                           Investment Officer

                                                        C-3




          John J. Strain                             Investment Officer
          Jeffrey S. Van Harte                       Investment Officer
          Lennart H. Walin                               Investment Officer
          Paul Wintermute                           Investment Officer
          William D. Adams                           Vice President
          Sandra Bailey-Whichard                     Vice President
          Nicki Bair                                 Senior Vice President
          Dennis Barry                               Vice President
          Laurie Bayless                             Vice President
          Marsha Blackman                            Vice President
          Thomas Briggle                             Vice President
          Thomas Brimacombe                          Vice President
          Roy Chong-Kit                              Vice President and Chief Actuary
          Alan T. Cunningham                         Vice President and Deputy General Counsel
          Aldo Davanzo                               Vice President and Assistant Secretary
          Daniel Demattos                          Vice President
          Peter DeWolf                               Vice President
          Mary J. Dinkel, CLU                        Vice President
          Randy Dobo                                 Vice President and Actuary
          Thomas P. Dolan, FLMI                      Vice President
          John V. Dohmen                           Vice President
          Gail DuBois                                Vice President and Associate Actuary
          Ken Ellis                                  Vice President
          George Garcia                              Vice President and Chief Medicare Officer
          David M. Goldstein                         Vice President and Associate General Counsel
          John D. Haack                              Vice President
          Paul Hankwitz, MD                          Vice President and Chief Medical Director
          Randall C. Hoiby                           Vice President and Associate General Counsel
          John W. Holowasko                          Vice President
          William M. Hurst                           Vice President and Associate General Counsel
          James M. Jackson                           Vice President and Deputy General Counsel
          Allan H. Johnson, FSA                      Vice President and Actuary
          James D. Lamb, FSA                         Vice President and Chief Actuary
          Ronald G. Larson, FLMI                     Regional Vice President
          Frank J. LaRusso                           Vice President and Chief Underwriting Officer
          Richard K. M. Lau, ASA                     Vice President
          Thomas Liu                                 Vice President
          Katherine Lomeli                           Vice President and Assistant Secretary
          Philip E. McHale, FLMI                     Vice President
          Vic Modugno                                Vice President and Associate Actuary
          Mischelle Mullin                             Vice President
          Wayne Nakano, CPA                          Vice President and Controller
          Paul Norris                                Vice President and Actuary
          John W. Paige, FSA                         Vice President and Associate Actuary
          Stephen W. Pinkham                         Vice President
          Bruce Powell                               Vice President
          Larry H. Roy                               Vice President
          Joel D. Seigle                             Vice President
          Sandra Smith                               Vice President
          James O. Strand                               Vice President
          Deborah Tatro                              Vice President
          Lawrence Taylor                              Vice President

                                                        C-4




          Claude W. Thau, FSA                        Senior Vice President
          Kim A. Tursky                              Vice President and Assistant Secretary
          William R. Wellnitz, FSA                  Senior Vice President and Actuary
          Anthony Wilkey                             Vice President
          Thomas Winters                             Vice President
          Ronald R. Wolfe                            Regional Vice President
          Sally Yamada                               Vice President and Treasurer
          Flora Bahaudin                             Second Vice President
          David Barcellos                            Vice President
          Michael C. Barnhart                        Second Vice President
          Dan Bass, ASA                              Second Vice President
          Frank Beardsley                            Vice President
          Esther Blount                              Second Vice President
          Benjamin Bock                              Vice President
          Art Bueno                                  Second Vice President
          Barry Buner                                Second Vice President
          Beverly Cherry                             Second Vice President
          Wonjoon Cho                                Second Vice President
          Art Cohen                                  Second Vice President
          Gloria Durosko                             Second Vice President
          Reid A. Evers                              Vice President and Associate General Counsel
          David Fairhall                             Second Vice President and Associate Actuary
          Selma Fox                                  Second Vice President
          Jerry Gable, FSA                              Second Vice President
          Roger Hagopian                             Second Vice President
          Sharon Haley                               Second Vice President
          Zahid Hussain                              Second Vice President and Associate Actuary
          Ahmad Kamil, FIA, MAAA                     Vice President and Associate Actuary
          Ronald G. Keller                             Second Vice President
          Ken Kiefer                                 Second Vice President
          Dean LeCesne                               Second Vice President
          Marilyn McCullough                         Vice President
          Carl Marcero                               Second Vice President
          Lisa Moriyama                              Second Vice President
          Joseph K. Nelson                           Second Vice President
          John Oliver                                Second Vice President
          Daragh O'Sullivan                          Second Vice President
          Stephanie Quincey                          Second Vice President
          James R. Robinson                          Second Vice President
          John J. Romer                              Vice President
          Thomas M. Ronce                            Second Vice President and Assistant General Counsel
          Hugh Shellenberger                         Second Vice President
          Mary Spence                                Second Vice President
          Jean Stefaniak                             Second Vice President
          Michael S. Stein                             Second Vice President
          Christina Stiver                           Second Vice President
          David Stone                                Second Vice President
          John Tillotson                             Second Vice President
          Janet Unruh                                Second Vice President and Assistant General Counsel
          Colleen Vandermark                         Vice President
          Susan Viator                               Second Vice President
          Richard T. Wang                            Second Vice President
          James B. Watson                              Second Vice President and Assistant General Counsel

                                                        C-5




          Joanne E. Whitaker                         Second Vice President
          Sheila Wickens, MD                         Second Vice President and Medical Director
          William Wojciechowski                      Second Vice President
          Michael B. Wolfe                           Vice President
          Wilbur L. Fulmer                           Tax Officer
          James Wolfenden                            Statement Officer



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          Registrant is a separate account of Transamerica Occidental Life Insurance Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Occidental Life Insurance Company, is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

          The following chart indicates the persons controlled by or under common control with Transamerica.

                    TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION


Transamerica Corporation


ARC Reinsurance Corporation - Hawaii

*Coast Service Company - California

*Inter-America Corporation - California

*LMS Co. - California

*Mortgage Corporation of America - California

Pyramid Insurance Company, Ltd. - Hawaii
         Pacific Cable Ltd. - Bermuda
                  TC Cable, Inc. (25% ownership) - Delaware

River Thames Insurance Company Ltd. (51% ownership) - United Kingdom

*RTI Holdings, Inc. - Delaware

*TCS Inc. - Delaware

*Trans International Entities Inc. - Delaware

Transamerica Airlines, Inc. - Delaware

Transamerica Asset Management Group, Inc. - Delaware
         Criterion Investment Management Company - Texas

*Transamerica Corporation (Oregon) - Oregon

ss.Transamerica Delaware, L.P. - Delaware

Transamerica Finance Group, Inc. - Delaware
         Transamerica Financial  Services  Finance  Company - Delaware (TFG owns
                  100% of common stock; TFC owns 100% of preferred stock) Transamerica HomeFirst, Inc. - California
         Transamerica Finance Corporation - Delaware
         BWAC Twelve, Inc. - Delaware
                  Transamerica Insurance Finance Corporation - Maryland
                      Transamerica Insurance Finance Corporation, California -
                             California
                           Transamerica Insurance Finance Corporation, Canada -
                             Canada
                       Transamerica Insurance Finance Company (U.K.) - Maryland
                  Arcadia General Insurance Company - Arizona
                  Arcadia National Life Insurance Company - Arizona
                  Transamerica Insurance Administrators, Inc. - Delaware
                  First Credit Corporation - Delaware
                  *Pacific Agency, Inc. - Indiana
                  Pacific Finance Loans - California
                  Pacific Service Escrow Inc. - Delaware
                  Transamerica Acceptance Corporation - Delaware
                  Transamerica Credit Corporation - Nevada
                  Transamerica Credit Corporation - Washington
                Transamerica Financial Consumer Discount Company - Pennsylvania
                  Transamerica Financial Corporation - Nevada
                Transamerica Financial Professional Services, Inc. - California
                  Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services - California
                           NAB Services, Inc. - California
                  Transamerica Financial Services - Wyoming
                  Transamerica Financial Services Company - Ohio
                  Transamerica Financial Services, Inc. - Alabama
                  Transamerica Financial Services, Inc. - Arizona
                  Transamerica Financial Services, Inc. - Hawaii
                  Transamerica Financial Services, Inc. - Kansas
                  Transamerica Financial Services Inc. - Minnesota
                  Transamerica Financial Services, Inc. - New Jersey Transamerica Financial Services, Inc. - Texas
                  Transamerica Financial Services (Inc.) - Oklahoma
                  Transamerica Financial Services of Dover, Inc. - Delaware

                  TELCO Holding Co., Inc. - Delaware
         Transamerica Commercial Finance Corporation, I - Delaware
                           BWAC Credit Corporation - Delaware
                           BWAC International Corporation - Delaware

                           Transamerica Business Credit Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
             Transamerica Commercial Finance Corporation - Delaware
                                    TCF Asset Management Corporation - Colorado
                                   Transamerica Joint Ventures, Inc. - Delaware
                           BWAC Seventeen, Inc. - Delaware

   *Transamerica Commercial Finance Canada, Limited - Ontario
              Transamerica Commercial Finance Corporation, Canada -
                                      Canada
                          *TCF Commercial Leasing Corporation, Canada - Ontario
                           Transamerica Commercial Finance France S.A. - France BWAC Twenty-One, Inc. - Delaware
         Transamerica Commercial Holdings Limited - United Kingdom
            Transamerica Commercial Finance Limited - United Kingdom
                     Transamerica Trailer Leasing Limited -
                              United Kingdom (51%)
                           Transamerica GmbH Inc. - Delaware
                   Transamerica Financieringsmattschappij B.V. - Netherlands
                                    *Transamerica Finanzierungs GmbH - Germany
                           (BWAC Twenty-One, Inc./Transamerica GmbH Inc.)
                                    Transamerica Finanzierungs GmbH - Germany

                  TA Leasing Holding Co., Inc. - Delaware
                           Transamerica Leasing Inc. - Delaware
                 Transamerica Leasing Holdings, Inc. - Delaware
                     Greybox Services Ltd. - United Kingdom
                                            Greybox L.L.C. - Delaware
                      Intermodal Equipment, Inc. - Delaware
                      Transamerica Leasing N.V. - Belgium
                      Transamerica Leasing Srl. - Italy
Transamerica Container Acquisition Corporation - Delaware Transamerica Distribution Services Inc. - Delaware
Transamerica Leasing Coordination Center - Belgium
Transamerica Leasing do Brasil S/C Ltda. - Brazil
Transamerica Leasing GmbH - Germany
Transamerica Leasing (HK) Ltd. - Hong Kong
Transamerica Leasing Limited - United Kingdom
         ICS Terminals (U.K.) Limited - United Kingdom
Transamerica Leasing Proprietary Limited - South Africa
Transamerica Leasing Pty. Ltd. - Australia
Transamerica Leasing (Canada) Inc. - Canada
Transamerica Tank Container Leasing Pty. Limited - Australia Transamerica Trailer Holdings I Inc. - Delaware
Transamerica Trailer Holdings II Inc. - Delaware
Transamerica Trailer Holdings III - Delaware
Transamerica Trailer Leasing AB - Sweden
Transamerica Trailer Leasing (Belgium) N.V. -
  Belgium
Transamerica Trailer Leasing (Netherlands) B.V. -    Netherlands
Transamerica Trailer Leasing A/S - Denmark
Transamerica Trailer Leasing GmbH - Germany
Transamerica Trailer Leasing S.A. - France
Transamerica Trailer Leasing S.p.A. - Italy
Transamerica Trailer Spain, S.A. - Spain
Transamerica Transport Inc. - New Jersey

*Transamerica Homes, Inc. - Delaware

Transamerica Information Management Services, Inc. - Delaware

Transamerica Insurance Corporation of California - California

         Arbor Life Insurance Company - Arizona
         Plaza Insurance Sales, Inc. - California
         *Transamerica Advisors, Inc. - California
         Transamerica Annuity Service Corporation - New Mexico
         Transamerica Financial Resources, Inc. - Delaware
 Financial Resources Insurance Agency of Texas, Inc. - Texas
 TBK Insurance Agency of Ohio - Ohio
 Transamerica Financial Resources Insurance Agency of Alabama, Inc. -
   Alabama
 Transamerica Financial Resources Insurance Agency of Massachusetts,
   Inc. - Massachusetts
         Transamerica Securities Sales Corporation - Maryland
         Transamerica International Insurance Services, Inc. - Delaware
                  Bulkrich Trading Limited (50%) - Hong Kong
                  Home Loans & Finance Limited - United Kingdom
         Transamerica Occidental  Life Insurance  Company - California  Bulkrich
                  Trading Limited (50%) - Hong Kong First Transamerica Life Insurance Company - New York *NEF Investment Company - Delaware Transamerica Life Insurance and Annuity Company - North Carolina
                           Transamerica Assurance Company - Missouri
                  Transamerica Life Insurance Company of Canada - Canada Transamerica Variable Insurance Fund, Inc. - Maryland
                  USA Administration Services, Inc. - Kansas
         Transamerica Products, Inc. - California
                  Transamerica Leasing Ventures, Inc. - California
                  Transamerica Products I, Inc. - California
                  Transamerica Products II, Inc. - California
                  Transamerica Products IV, Inc. - California
         Transamerica Service Company - Delaware

Transamerica International Holdings, Inc. - Delaware
         TC Cable, Inc. (75% ownership)

*Transamerica International Limited - Canada

Transamerica Investment Services, Inc. - Delaware

*Transamerica Land Capital, Inc. - California
         *Bankers Mortgage Company of California - California

ss.Transamerica LP Holdings Corp. - Delaware


oTransamerica Real Estate Tax Service
         oTransamerica Flood Hazard Certification - New Jersey

Transamerica Realty Services, Inc. - Delaware
         *The Gilwell Company - California
         Pyramid Investment Corporation - Delaware
         Transamerica Minerals Company - California
         Transamerica Oakmont Corporation - California
         Transamerica Properties, Inc. - Delaware
         Transamerica Real Estate Management Co. - California
         Transamerica Retirement Management Corporation - Delaware

         Ventana Inn, Inc. - California

*Transamerica Systems Corporation - Delaware

Transamerica Telecommunications Corporation - Delaware


                         *Designates INACTIVE COMPANIES
                     oA Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner


Item 27.  Number of Contractowners

         As  of  September  1,  1996  there  were  [216]   Contract  Owners  of
Registrant's Contracts.

Item 28.  Indemnification

         Transamerica's Bylaws provide in Article V as follows:

         Section 1. Right to Indemnification.
Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent Hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expense, liability, and loss (including attorneys' fees, judgements, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter Expenses"); provided however. that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) we authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. [It is the Corporation's intent that the bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the Corporation's Articles of Incorporation.]

         Section 2. Authority to Advance Expenses.
Expenses incurred by an officer or director (acting in his capacity as such) in defending a Proceeding shall be pad by the corporation in advance of the final disposition of such Proceeding, provided however. that if required by the California General Corporation Law, as amended, such Expanses shall be advanced only upon delivery to the corporation of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this Article or otherwise.

Expenses incurred by other Agents of the corporation (or by the directors or officers not acting in their capacity as such, including service with respect to Employee benefit plans) may be advanced upon the receipt of a similar undertaking, if required by law, and upon such other terms and conditions as the Board of Directors deems appropriate. Any obligation to reimburse the corporation for Expense advances shall be unsecured and no interest shall be charged thereon.

         Section 3. Right of Claimant to Bring Suit.
If a claim under Section I or 2 of this Article is not paid in full by the corporation within 30 days after a written claim has been received by the corporation, the claimant may at any time thereafter bring suit against the corporation to recover the unpaid amount of the claim and, if successful in whole or in part, the claimant shall be entitled to h paid also the expense (including attorneys' fees) of prosecuting such claim. It shall be a defense to any such action (other than an action brought to enforce a claim for expenses incurred in defending a Proceeding in advance of its final disposition where the required undertaking has been tendered to the corporation) that the claimant has not met the standards of conduct that make it permissible under the California General Corporation Law for the corporation to indemnify the claimant for the amount claimed. Lee -burden of proving such a defense shall be on the corporation. Neither the failure of the corporation (including its Board of Directors, independent legal counsel, or its stockholders) to have made a determination prior to the commencement of such action that indemnification of the-claimant is proper under the circumstances because he has met the applicable standard of conduct set forth in the California General Corporation Law, nor an actual determination by the corporation (including its Board of Directors, independent legal counsel, or its stockholders) that the claimant had not met such applicable standard of conduct, shall be a defense to the action or create a presumption that claimant has not met the applicable standard of.conduct.

         Section 4. Provisions Nonexclusive.
The rights conferred on any person by this Article shill not be exclusive of any other rights that such person may have or hereafter acquire under any statute, provision of the Articles of Incorporation, bylaw, agreement, vote of stockholders or disinterested directors, or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office. To the extent that any provision of the Articles, agreement, or vote of the stockholders or disinterested directors is inconsistent with these bylaws, the provision, agreement, or vote shall take precedence.

         Section 5. Authority to Insure.
The corporation may purchase and maintain insurance to protect itself and any Agent against any Expense asserted against or incurred by such person, whether or not the corporation would have the power to indemnify the Agent against such Expense under applicable law or the provisions of this Article [provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the insurance policy, the company and/or the policy must meet one of the two sets of conditions set forth in Section 317 of the California General Corporation Law, as amended].

         Section 6. Survival of Rights.
The rights provided by this Article shall continue as to a person who has ceased to be an Agent and shall inure to the benefit of the heirs, executors, and administrators of such person.

         Section 7. Settlement of Claims.
The  corporation  shall not be liable to indemnify  any Agent under this Article
(a) for any amounts paid in settlement of any action or claim effected without the corporation's written consent, which consent shall not be unreasonably withheld; or (b) for any judicial award, if the corporation was not given a reasonable and timely opportunity, at its expense, to participate in the defense of such action.

         Section 8. Effect of Amendment
Any amendment, repeal, or modification of this Article shall not adversely affect any right or protection of any Agent existing at the time of such amendment, repeal, or modification.

         Section 9. Subrogation.
In the event of payment under this Article, the corporation shall be subrogated to the extent of such payment to all of the rights of recovery of the Agent, who shall execute all papers required and shall do everything that may be necessary to secure such rights, including the execution of such documents necessary to enable the corporation effectively to bring suit to enforce such rights.

         Section 10. No Duplication of Payments.
The corporation shall not he liable under this Article to make any payment in connection with any claim made against the Agent to the extent the Agent has otherwise actually received payment (under any insurance policy, agreement, vote, or otherwise) of the amounts otherwise indemnifiable hereunder.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of  Transamerica  Occidental  Life Insurance
Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $65,000,000 for Coverage A and $55,000,000 for Coverage B for the period 11/25/93 to 11/25/94. Coverage B is subject to a self insured retention of $5,000,000. The primary policy under the program is with Corporate Officers and Directors Assurance Holding Limited
(CODA).


         Pursuant to the Marketing Agreement with the Underwriter, Transamerica Occidental will indemnify and hold harmless the Underwriter and each person who controls it against any liabilities to the extent that they arise from inaccurate or misleading statements in material provided by Transamerica Occidental.


Item 29.  Principal Underwriter

         (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter and distributor for shares of Transamerica Investors, Inc. The Underwriter is wholly-owned by Transamerica Insurance
Corporation of California. Until ________, 1996, Transamerica Financial Resources, Inc. ("TFR") served as principal underwriter for the Contracts.

         (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:


          Names and Principal                   Offices with
           Business Address                 Principal Underwriter

         Barbara Kelley                     Director & President
         Regina Fink                        Director & Secretary
         James Roszak                       Director
         Nooruddin Veerjee                  Director
         Dan Trivers                        Senior Vice President
         Nicki Bair                         Vice President
         Chris Shaw                         Second Vice President
         Ben Tang                           Treasurer

*The Principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.

TFR received $ 282.00 from Separate Account C in 1995.


Item 30.  Location of Accounts and Records

         Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 1150 South Olive Street, Los Angeles, California 90015-2211.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a)  Not applicable.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                                    SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of Transamerica Occidental's Separate Account Fund C, in the City of Los Angeles, State of California on the 3rd day of October, 1996.

                                    TRANSAMERICA OCCIDENTAL'S
                                      SEPARATE ACCOUNT FUND C

                                    By:     ________________________________
                                            Barbara A. Kelley, President*

         As required by the Securities Act of 1933, this registration statement has been signed on October 3, 1996 by the following persons in the capacities indicated.

               Signature                           Title

       _______________________*
           Barbara A. Kelley                     President

       _______________________*
            Sally S. Yamada          Treasurer and Assistant Secretary

       _______________________*
           Donald E. Cantlay          Member of the Board of Managers

       _______________________*
           Richard N. Latzer          Member of the Board of Managers

       _______________________*
           DeWayne W. Moore           Member of the Board of Managers

       _______________________*
            Gary U. Rolle'           Chairman of the Board of Managers

       _______________________*
            Peter J. Sodini           Member of the Board of Managers



 /s/
*By James W. Dederer, pursuant to Power of Attorney

                                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this registration statement and that it has caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf in the City of Los Angeles, State of California, on the 3rd day of October, 1996.

SEPARATE ACCOUNT C OF
 TRANSAMERICA OCCIDENTAL
 LIFE INSURANCE COMPANY
 (REGISTRANT)

 TRANSAMERICA OCCIDENTAL
 LIFE INSURANCE COMPANY
 (DEPOSITOR)



 James W. Dederer
 Executive Vice President,
 General Counsel and Corporate Secretary

          As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed by the following persons or by their duly appointed attorney-in-fact in the capacities and on the dates indicated.

Signatures                                           Titles                                               Date

______________________*                              President, Chief Executive          _________, 1996
Thomas J. Cusack                                     Officer and Director

______________________*                              Chairman and Director                       _________, 1996
John A. Fibiger

______________________*                              Director                                    _________, 1996
Robert Abeles

______________________*                              Director                                    _________, 1996
Kent L. Colwell

______________________*                              Director                                    _________, 1996
James W. Dederer

______________________*                              Director                                    _________, 1996
Richard I. Finn

______________________*                              Director                                    _________, 1996
David E. Gooding

______________________*                              Director                                    _________, 1996
Edgar H. Grubb

                                                       C-15





______________________*                              Director                                    _________, 1996
Frank C. Herringer

______________________*                              Director                                    _________, 1996
Richard N. Latzer

______________________*                              Director                                    _________, 1996
Charles E. LeDoyen

______________________*                              Director                                    _________, 1996
Karen MacDonald

______________________*                              Director                                    _________, 1996
Gary U. Rolle'

______________________*                              Director                                    _________, 1996
James B. Roszak

______________________*                              Director                                    _________, 1996
William E. Simms

______________________*                              Director                                    _________, 1996
Nooruddin S. Veerjee

______________________*                              Director                                    _________,  1996
Robert A. Watson



 _______________________ On October 3, 1996 as Attorney-in-Fact pursuant to
*By:  James W. Dederer   powers of attorney previously filed and filed herewith,
                         and in his own capacity as Executive Vice President,
                         General Counsel and Corporate Secretary.

     EXHIBIT INDEX

Exhibit   Description
   No.     of Exhibit


(3)(a)    Form of Distribution Agreement between Transamerica
          Securities Sales Corporation and Transamerica Occidental Life Insurance Company on behalf of Registrant.

(3)(b) Form of Sales Agreement among Transamerica Securities Sales Corporation, Transamerica Occidental Life Insurance Company on behalf of Registrant, and Transamerica Financial Resources, Inc.

(9)       Opinion and Consent of Counsel.

(10)(a)   Consent of Counsel.

(10)(b)   Consent of Independent Auditors.

(15)      Powers of Attorney

                                                  Exhibit (3)(a)
                                      Form of Distribution Agreement between
                                  Transamerica  Securities Sales Corporation and
                      Transamerica Occidental Life Insurance Company on behalf of Registrant.

                                              DISTRIBUTION AGREEMENT

         AGREEMENT dated as of October __, 1996 by and between TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY ("Insurer"), a California insurance company, on its behalf and on behalf of each separate account identified in Schedule 1 hereto, and TRANSAMERICA SECURITIES SALES CORPORATION ("Distributor"), a Maryland corporation.

                                                    WITNESSETH:

         WHEREAS,   Distributor   is  a   broker-dealer   that  engages  in  the
distribution of variable insurance products and other investment products; and

         WHEREAS, Insurer desires to issue certain variable insurance products described more fully below to the public through Distributor acting as principal underwriter;

         NOW, THEREFORE, in consideration of their mutual promises, Insurer and Distributor hereby agree as follows:

1.       Additional Definitions

a.       Contracts -- The class or classes of variable insurance products set forth on
         ---------
Schedule 1 to this Agreement as in effect at the time this Agreement is executed, and such other classes of variable insurance products that may be added to Schedule 1 from time to time in accordance with Section 11.b of this Agreement, and including any riders to such contracts and any other contracts offered in connection therewith. For this purpose and under this Agreement generally, a "class of Contracts" shall mean those Contracts issued by Insurer on the same policy form or forms and covered by the same Registration Statement.

b.  Registration Statement -- At any time that this Agreement is in effect, each
    ----------------------
    currently effective registration statement filed with the SEC under the 1933 Act on a prescribed form, or currently effective post-effective amendment thereto, as the case may be, relating to a class of Contracts, including financial statements included in, and all exhibits to, such registration statement or post-
    effective amendment. For purposes of Section 9 of this Agreement, the term "Registration Statement" means any document which is or at any time was a Registration Statement within the meaning of this Section 1.b.

c.  Prospectus -- The  prospectus  included  within a Registration
    Statement,  except that, if the most recently filed version of the  prospectus  (including  any  supplements  thereto)  filed pursuant to Rule 497 under the 1933 Act subsequent to the date on which a Registration  Statement  became  effective  differs
    from  the  prospectus   included   within  such   Registration
    Statement at the time it became
                  effective, the term "Prospectus" shall refer to the most recently filed prospectus filed under Rule 497 under the 1933 Act, from and after the date on which it shall have been filed. For purposes of Section 9 of this Agreement, the term "any Prospectus" means any document which is or at any time was a Prospectus within the meaning of this Section 1.c.

         d. Fund -- An investment company in which the Separate Account invests.

         e. Variable Account -- A separate account supporting a class or classes of Contracts and specified on Schedule 1 as in effect at the time this Agreement is executed, or as it may be amended from time to time in accordance with Section 11.b of this Agreement.

         f.       1933 Act -- The Securities Act of 1933, as amended.
                  --------

         g.       1934 Act -- The Securities Exchange Act of 1934, as amended.
                  --------

         h.       1940 Act -- The Investment Company Act of 1940, as amended.
                  --------

         i.       SEC -- The Securities and Exchange Commission.

         j.       NASD -- The National Association of Securities Dealers, Inc.

         k. Regulations -- The rules and regulations promulgated by the SEC under the 1933 Act, the 1934 Act and the 1940 Act as in effect at the time this Agreement is executed or thereafter promulgated.

         l. Selling Broker-Dealer -- A person registered as a broker-dealer and licensed as a life insurance agent or affiliated with a person so licensed, and authorized to distribute the Contracts pursuant to a sales agreement as provided for in Section 4 of this Agreement.

         m. Agents Manual -- The agents manual and other written rules, regulations and procedures provided by Insurer to insurance agents appointed to sell its insurance contracts, as revised from time to time.

         n. Representative -- When used with reference to Distributor or a Selling Broker- Dealer, an individual who is an associated person, as that term is defined in the 1934 Act, thereof.

         o.       Application -- An application for a Contract.

         p. Premium -- A payment made under a Contract by an applicant or purchaser to purchase benefits under the Contract.

         q. Customer Service Center -- the service center identified in the Prospectus as the location at which Premiums and Applications are accepted.

2.       Authorization and Appointment

a.Scope of Authority.  Insurer hereby authorizes Distributor on an exclusive
  ------------------
  basis, and Distributor accepts such authority, subject to the registration requirements of the 1933 Act and the 1940 Act and the provisions of the 1934 Act and conditions herein, to be the distributor and principal underwriter for the sale of the Contracts to the public in each state and other jurisdiction in
  which the Contracts may lawfully be sold during the term of this Agreement. Insurer hereby appoints Distributor as its independent general agent for sale of
  the Contracts. Insurer hereby authorizes Distributor to grant authority to Selling Broker-Dealers to solicit Applications and Premiums to the extent Distributor deems appropriate and consistent with the marketing program for the Contracts or a class of Contracts, subject to the conditions set forth in
  Section 4 of this Agreement. The Contracts shall be offered for sale and distribution at premium rates set from time to time by Insurer. Distributor shall
  use its best efforts to market the Contracts actively, directly and/or through Selling Broker-Dealers in accordance with Section 4 of this Agreement, subject to compliance with applicable law, including rules of the NASD.

b.Limits on Authority.  Distributor shall act as an independent contractor and
  -------------------
  nothing herein contained shall constitute Distributor or its agents, officers or employees as agents, officers or employees of Insurer solely by virtue of their activities in connection with the sale of the Contracts hereunder.
 Distributor
  and its Representatives shall not have authority, on behalf of Insurer:
 to make,
  alter or discharge any Contract or other insurance policy or annuity entered into pursuant to a Contract; to waive any Contract forfeiture provision; to extend the time of paying any Premium; or to receive any monies or Premiums (except for the sole purpose of forwarding monies or Premiums to Insurer). Distributor shall not expend, nor contract for the expenditure of, the funds of Insurer. Distributor shall not possess or exercise any authority on behalf of Insurer other
  than that expressly conferred on Distributor by this Agreement.

3.       Solicitation Activities

         a. Distributor Representatives. No Distributor Representative shall solicit the sale of a Contract unless at the time of such solicitation such individual is duly registered with the NASD and duly licensed with all applicable state insurance and securities regulatory authorities, and is duly appointed as an insurance agent of Insurer.

         b. Solicitation Activities. All solicitation and sales activities engaged in by Distributor and the Distributor Representatives with respect to the Contracts shall be in compliance with all applicable federal and state securities laws and regulations, as well as all applicable insurance laws and regulations and the Agents Manual. In particular, without limiting the generality of the foregoing:

                  (1) Distributor shall train, supervise and be solely responsible for the conduct of Distributor Representatives in their solicitation of Applications and Premiums and distribution of the Contracts, and shall supervise their compliance with applicable rules and regulations of any insurance or securities regulatory agencies that have jurisdiction over variable insurance product activities.

                  (2) Neither Distributor nor any Distributor Representative shall offer, attempt to offer, or solicit Applications for, the Contracts or deliver the Contracts, in any state or other jurisdiction unless Insurer has notified Distributor that such Contracts may lawfully be sold or offered for sale in such state, and has not subsequently revised such notice.

                  (3) Neither Distributor nor any Distributor Representative shall give any information or make any representation in regard to a class of Contracts in connection with the offer or sale of such class of
                           Contracts   that  is  not  in  accordance   with  the
                           Prospectus for such class of Contracts, or in the then-currently effective prospectus or statement of additional information for a Fund, or in current advertising materials for such class of Contracts authorized by Insurer.

                  (4) All Premiums paid by check or money order that are collected by Distributor or any of its Representatives shall be remitted promptly, and in any event not later than two business days, in full, together with any Applications, forms and any other required documentation, to the Customer Service Center. Checks or money orders in payment of Premiums shall be drawn to the order of "Transamerica Occidental Life Insurance Company." Premiums may be transmitted by wire order from Distributor to the Customer Service Center in accordance with the procedures set forth in the Agents Manual. If any Premium is held at any time by Distributor, Distributor shall hold such Premium in a fiduciary capacity and such Premium shall be remitted promptly, and in any event not later than two business days, to Insurer. Distributor acknowledges that all such
                           Premiums, whether by check, money order or wire, shall be the property of Insurer. Distributor acknowledges that Insurer shall have the unconditional right to reject, in whole or in part, any Application or Premium.

         c. Representations and Warranties of Distributor. Distributor represents and warrants to Insurer that Distributor is and shall remain registered during the term of this Agreement as a broker-dealer under the 1934 Act, is a member with the NASD, and is duly registered under applicable state securities laws, and that Distributor is and shall remain during the term of this Agreement in compliance with Section 9(a) of the 1940 Act.

4. Selling Broker-Dealers. Distributor shall ensure that sales of the Contracts by Selling
         Broker-Dealers comply with the following conditions, and any additional conditions
         Insurer may specify from time to time.

a. Every Selling Broker-Dealer shall be both registered as a broker-dealer with the
   SEC and a member of the NASD and licensed as an insurance agent with authority to sell variable products or associated with a insurance agent so licensed. Any individuals to be authorized to act on behalf of Selling
Broker-
   Dealer shall be duly registered with the NASD as representatives of Selling Broker-Dealer with authority to sell variable products, and shall be licensed as
   insurance agents with authority to sell variable products. Distributor shall verify that Selling Broker-Dealer and its Representatives are duly licensed under applicable state insurance law to sell the Contracts (or, if Broker-
Dealer
   is not so licensed, that it is associated with an entity so licensed).

b. Every Selling Broker-Dealer (or, if applicable, its associated general insurance agency) and each of its Representatives shall have been appointed by Insurer, provided that Insurer reserves the right to refuse to appoint any proposed person, or once appointed, to terminate such appointment.

         c. Every Selling Broker-Dealer must enter into a written sales agreement with Distributor which sales agreement, among other things, will require such Selling Broker-Dealer to use its best efforts to solicit applications for Contracts and to comply with applicable laws and regulations, including the Insurer's rules and regulations as reflected in the Agents Manual or otherwise communicated to agents appointed by Insurer, and will contain such other provisions as the Distributor deems to be consistent herewith.

d.In view of Insurer's desire to ensure that Contracts will be sold to purchasers
  for whom the Contracts will be suitable, the written Sales Agreement shall require that Selling Broker-Dealers and their Representatives not make recommendations to an applicant to purchase a Contract in the absence of reasonable grounds to believe that the purchase of the Contract is suitable for
  the applicant. While not limited to the following, a determination of suitability shall be based on information supplied by an applicant after a reasonable inquiry concerning the applicant's other security holdings, insurance and investment objectives, financial situation and needs, and the likelihood that the
                  applicant   will   continue  to  make  any  premium   payments
                  contemplated by the Contract applied for and will keep the Contract in force for a sufficient period of time so that Insurer's acquisition costs are amortized over a reasonable period of time.

5.       Marketing Materials

a.Preparation and Filing. Distributor shall be primarily responsible for the design
  ----------------------
  and preparation of all promotional, sales and advertising material relating to the
  Contracts. Distributor shall be responsible for filing such material, as required, with the NASD and any state securities regulatory authorities. Insurer shall be responsible for filing all promotional, sales or advertising material, as required, with any state insurance regulatory authorities. Insurer shall be responsible for preparing the Contract Forms and filing them with applicable state insurance regulatory authorities, and for preparing the Prospectuses and Registration Statements and filing them with the SEC and state regulatory authorities, to the
  extent required. The parties shall notify each other expeditiously of any comments provided by the SEC, NASD or any securities or insurance regulatory authority on such material, and will cooperate expeditiously in resolving and implementing any comments, as applicable.

b.Use in Solicitation  Activities.  Insurer shall be responsible for furnishing Distributor with such Applications, Prospectuses and other materials for use by Distributor and any Selling Broker-Dealers in their solicitation activities with respect to the Contracts. Insurer shall notify Distributor of those states or jurisdictions which require delivery of a statement of additional information with a prospectus to a prospective purchaser.

6.       Compensation and Expenses

         a. Insurer shall pay compensation for sales of the Contracts in accordance with Schedule 2 hereto. Upon Distributor's request, Insurer shall pay compensation payable to Distributor Representatives and to Selling Broker-Dealers, on Distributor's behalf, subject to the provisions of Section 7 of this Agreement.

         b.       Insurer shall pay all expenses in connection with:

                  [(1) the preparation and filing of each Registration Statement (including each pre-effective and post-effective amendment thereto) and the preparation and filing of each Prospectus (including any preliminary and each definitive Prospectus);

                  (2) the preparation, underwriting, issuance and administration of the
                           Contracts;

                  (3) any registration, qualification or approval or other filing of the Contracts or Contract forms required under the securities or insurance laws of the states in which the Contracts will be offered.

                  (4) all registration fees for the Contracts payable to the SEC; and

                  (5) the printing of all promotional materials, definitiv Prospectuses for the
                           Contracts and any supplements thereto for
distribution to existing
                           Contractowners.

         c. Distributor shall pay the following expenses related to its distribution of the
                  Contracts:

                  (1) [identify any particular expenses to be borne by Distributor. If none, so state.]

                  (2) any other expenses incurred by Distributor or its Representatives or employees for the purpose of carrying out the
obligations of Distributor
                           hereunder.

7.       Compliance

         a. Maintaining Registration and Approvals. Insurer shall be responsible for maintaining the registration of the Contracts with the SEC and any state securities regulatory authority with which such registration is required, and for gaining and maintaining approval of the Contract forms where required under the insurance laws and regulations of each state or other jurisdiction in which the Contracts are to be offered.

b.Confirmations and 1934 Act Compliance.  Insurer, as agent for Distributor,
  -------------------------------------
  shall confirm to each applicant for and purchaser of a Contract in accordance with Rule 10b-10 under the 1934 Act acceptance of Premiums and such other transactions as are required by Rule 10b-10 or administrative interpretations thereunder. Insurer shall maintain and preserve such books and records with respect to such confirmations in conformity with the requirements of Rules 17a-3 and 17a-4 under the 1934 Act to the extent such requirements apply. Insurer shall maintain all such books and records and hold such books and records on behalf of and as agent for Distributor whose property they are and shall remain, and acknowledges that such books and records are at all times subject to inspection by the SEC in accordance with Section 17(a) of the 1934
 Act.

         c. Issuance and Administration of Contracts. Insurer shall be responsible for issuing the Contracts and administering the Contracts and the Variable Account, provided, however, that Distributor shall have full responsibility for the securities activities of all persons employed by the Insurer, engaged directly or indirectly in the Contract operations, and for the training, supervision and control of such persons to the extent of such activities.

8.       Investigations and Proceedings

         Cooperation. Distributor and Insurer shall cooperate fully in any securities or insurance regulatory investigation or proceeding or judicial proceeding arising in connection with the offering, sale or distribution of the Contracts distributed under this Agreement. Without limiting the foregoing, Insurer and Distributor shall notify each other promptly of any customer complaint or notice of any regulatory investigation or proceeding or judicial proceeding received by either party with respect to the Contracts.

9.       Indemnification

 a. By Insurer.  Insurer shall indemnify and hold harmless Distributor and each
    ----------
    person who controls or is associated with Distributor within the meaning of such terms under the federal securities laws, and any officer, director, employee
    or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses
    reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which Distributor and/or any such person may become subject, under any statute or regulation, any NASD rule or interpretation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

          (1)      arise out of or are based upon any  untrue  statement
                   or alleged untrue statement of a material fact or omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, in light of the circumstances in which they were made, contained in any (i) Registration Statement or in any Prospectus [or (ii) blue-sky application or other document executed by Insurer specifically for the purpose of qualifying any or all of the Contracts for sale under the securities laws of any jurisdiction]; provided that Insurer shall not be liable in any such case to the extent that such loss, claim, damage or liability arises out of, or is based upon, an untrue statement or alleged untrue statement or omission or alleged omission made in reliance upon information furnished in writing to Insurer by Distributor specifically for use in the preparation of any such

 Registration Statement [or any such blue-sky application] or any amendment thereof or supplement thereto;

  (2)      result from any breach by Insurer of any provision of this Agreement.

                  This indemnification agreement shall be in addition to any liability that Insurer may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision if such loss, claim, damage or liability is due to the willful misfeasance, bad faith, gross negligence or reckless disregard of duty by the person seeking indemnification.

 b. By Distributor.  Distributor shall indemnify and hold harmless Insurer and each
                  --------------
person who controls or is associated with Insurer within the meaning of such terms under the federal securities laws, and any officer, director, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which Insurer and/or any such person may become subject under any statute or regulation, any NASD rule or interpretation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

                  (1) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or omission or alleged omission to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, in light of the circumstances in which they were made, contained in any Registration Statement or in any Prospectus, to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by Distributor to Insurer specifically for use in the preparation of any such Registration Statement or any amendment thereof or supplement thereto

                  (2) result because of any use by Distributor or any Distributor Representative of promotional, sales or advertising material not authorized by Insurer or any verbal or written misrepresentations by Distributor or any Distributor Representative or any unlawful sales practices concerning the Contracts by Distributor or any Distributor Representative under federal securities laws or NASD regulations; or

                  (4) result from any breach by Distributor of any provision of this
                           Agreement.

                  This indemnification shall be in addition to any liability that Distributor may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision if such loss, claim, damage or liability is due to the willful misfeasance, bad faith, gross negligence or reckless disregard of duty by the person seeking indemnification.

 c. General.  Promptly after receipt by a party entitled to indemnification
    -------
    ("indemnified person") under this Section 9 of notice of the commencement of any action as to which a claim will be made against any person obligated to provide indemnification under this Section 9 ("indemnifying party"), such indemnified person shall notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, but failure to so notify
    the indemnifying party shall not relieve the indemnifying party from any liability which it may have to the indemnified person otherwise than on account
    of this Section 9. The indemnifying party will be entitled to participate in the defense of the indemnified person but such participation will not relive such indemnifying party of the obligation to reimburse the indemnified person for reasonable legal and other expenses incurred by such indemnified person in defending himself or itself.

    The indemnification provisions contained in this Section 9 shall remain operative in full force and effect, regardless of any termination of this Agreement. A successor by law of Distributor or Insurer, as the case may be, shall be entitled to the benefits of the indemnification provisions contained in this Section 9.

10. Termination. This Agreement shall terminate automatically if it is assigned by a party
         -----------
         without the prior written consent of the other party. This Agreement may be terminated at any time for any reason by either party upon 60 days' written notice to the other party, without payment of any penalty. (The term "assigned" shall not include any transaction exempted from Section 15(b)(2) of the 1940 Act.) This
         Agreement may be terminated at the option of either party to this Agreement upon the other party's material breach of any provision of this Agreement or of any representation or warranty made in this Agreement, unless such breach has been cured within 10 days after receipt of notice of breach from the non-breaching party. Upon termination of this Agreement all authorizations, rights and obligations shall cease except the obligation to settle accounts hereunder, including commissions on Premiums subsequently received for Contracts in effect at the time of termination or issued pursuant to Applications received by Insurer prior to termination.

11.      Miscellaneous

         a. Binding Effect. This Agreement shall be binding on and shall inure to the benefit of the respective successors and assigns of the parties hereto provided that neither party shall assign this Agreement or any rights or obligations hereunder without the prior written consent of the other party.

 b.Schedules.  The parties to this Agreement may amend Schedule 1 to this
   ---------
   Agreement from time to time to reflect additions of any class of Contracts and
   Variable Accounts. The provisions of this Agreement shall be equally applicable to each such class of Contracts and each Variable Account that may be added to the , unless the context otherwise requires. Insurer may amend
   Schedule 2 unilaterally, from time to time. Any other change in the terms or provisions of this Agreement shall be by written agreement between Insurer
and
   Distributor.

 c.Rights, Remedies, and Obligations are Cumulative.  The rights, remedies and
   ------------------------------------------------
   obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws. Failure of either
   party to insist upon strict compliance with any of the conditions of this Agreement shall not be construed as a waiver of any of the conditions, but the
   same shall remain in full force and effect. No waiver of any of the provisions of this Agreement shall be deemed, or shall constitute, a waiver of any other provisions, whether or not similar, nor shall any waiver constitute a continuing
   waiver.

         d. Notices. All notices hereunder are to be made in writing and shall be given:

                           if to Insurer, to:





                           if to Distributor, to:





                  or such other address as such party may hereafter specify in writing. Each such notice to a party shall be either hand delivered or transmitted by registered or certified United States mail with return receipt requested, or by overnight mail by a nationally recognized courier, and shall be effective upon delivery.

         f. Interpretation; Jurisdiction. This Agreement constitutes the whole agreement between the parties hereto with respect to the subject matte hereof, and supersedes all prior oral or written understandings, agreements or negotiations between the parties with respect to such subject matter. No prior writings by or between the parties with respect to the subject matter hereof shall be used by either party in connection with the interpretation of any provision of this Agreement. This Agreement shall be construed and its provisions interpreted under and in accordance with the internal laws of the state of ___________________ without giving effect to principles of conflict of laws.

g.Severability.  This is a severable Agreement.  In the event that any provision of
  this Agreement would require a party to take action prohibited by applicable federal or state law or prohibit a party from taking action required by applicable federal or state law, then it is the intention of the parties hereto that
  such provision shall be enforced to the extent permitted under the law, and in any event, that all other provisions of this Agreement shall remain valid and duly enforceable as if the provision at issue had never been a part hereof.

h.Section and Other Headings. The headings in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

i.Counterparts. This Agreement may be executed in two or more counterparts, each of which taken together shall constitute one and the same instrument.

j.Regulation.  This Agreement shall be subject to the provisions of the 1933
Act,
1934 Act and 1940 Act and the Regulations and the rules and regulations of the NASD, from time to time in effect, including such exemptions from the 1940
Act as the SEC may grant, and the terms hereof shall be interpreted and construed in accordance therewith.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by such authorized officers on the date specified below.

                                            TRANSAMERICA OCCIDENTAL LIFE
                                INSURANCE COMPANY
                                       By:
                                      Name:
                                     Title:


                                            TRANSAMERICA SECURITIES SALES
                                   CORPORATION
                                       By:
                                      Name:
                                     Title:

                                                    Schedule 1

                                    Separate Accounts Subject to this Agreement

                                            Effective November 1, 1996


         Transamerica Occidental Separate Account C

                                                    Schedule 2

                                            Effective November 1, 1996

[List Commission]

                                 Exhibit (3)(b)
                          Form of Sales Agreement among
                   Transamerica Securities Sales Corporation,
     Transamerica Occidental Life Insurance Company on behalf of Registrant, and Transamerica Financial Resources, Inc.


                                                     - 15 -
                                                       C-15

                              SALES AGREEMENT

     Agreement dated as of October __ , 1996, by and among TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY ("Insurer"), a California insurance company, TRANSAMERICA SECURITIES SALES CORPORATION ("Distributor"), a Maryland
corporation, TRANSAMERICA FINANCIAL RESOURCES, INC. ("TFR"), a ______________ corporation.

                                 RECITALS:

     A. Pursuant to an agreement with Distributor (the "Distribution Agreement"), the Insurer has appointed Distributor as the principal underwriter of the class or classes of variable insurance contracts identified in Schedule 1 to this Agreement at the time that this Agreement is executed, and such other class or classes of variable insurance products that may be added to Schedule 1 from time to time in accordance with Section 11 of this Agreement (each, a "class of Contracts"; all such classes, the "Contracts"). Each class of Contracts will be issued by Insurer through one or more separate accounts of Insurer ("Separate Accounts"). Pursuant to the Distribution Agreement, Insurer has authorized Distributor to enter into separate written agreements with broker-dealers pursuant to which such broker-dealers would be authorized to participate in the sale of the Contracts and would agree to use their best efforts to solicit applications for the Contracts.

     B. TFR is engaged in the business of selling various investment products, including variable insurance products.

     C. The parties to this Agreement desire that TFR be authorized to solicit applications for the sale of the Contracts, subject to the terms and conditions set forth herein.

     NOW, THEREFORE, in consideration of the premises and of the mutual promises and covenants hereinafter set forth, the parties agree as follows:

1.  Additional Definitions

     (a) Registration Statement - With respect to each class of Contracts, the most recent effective registration statement(s) filed with the SEC or the most recent effective post-effective amendment(s) thereto, including financial statements included therein and all exhibits thereto.

     (b) Prospectus - With respect to each class of Contracts, the prospectus for such class of Contracts included within the Registration Statement for such class of
          Contracts; provided, however, that, if the most recently filed prospectus filed pursuant to Rule 497 under the 1933 Act subsequent to the date on which the
          Registration Statement became effective differs from the prospectus on file at the time the Registration Statement became effective, the term "Prospectus"
          shall refer to the most recently filed prospectus filed under Rule
497 from and
          after the date on which it shall have been filed.

     (c)  1933 Act - The Securities Act of 1933, as amended.

     (d)  1934 Act - The Securities Exchange Act of 1934, as amended.

     (e)  1940 Act - The Investment Company Act of 1940, as amended.

     (f) Agent - An individual associated with TFR who is appointed by Insurer as an agent for the purpose of soliciting applications.

     (g) Premium - A payment made under a Contract to purchase benefits under such Contract.

     (h)  Service Center - The service center identified in the Prospectus.

     (i) Agents Manual - The manual and other written rules, regulations and procedures provided by Insurer to insurance agents appointed to sell the Contracts, as revised from time to time.

     (j)  SEC - The Securities and Exchange Commission.

     (k)  NASD - The National Association of Securities Dealers, Inc.

2.  Authorization of TFR

     (a) Pursuant to the authority granted to it in the Distribution Agreement, Distributor hereby authorizes TFR under the securities laws and under the in-
          surance laws to sell the Contracts. TFR accepts such authorization and shall use its best efforts to find purchasers for the Contracts in each case acceptable to Insurer. Distributor and Insurer acknowledge that TFR is an independent contractor in the performance of its respective duties and obligations under this
          Agreement. Accordingly, TFR is not obliged or expected to give full time and energies to the performance of its obligations hereunder, nor is TFR obliged or expected to represent Distributor or Insurer exclusively. Nothing herein contained shall constitute TFR, the Agents or any agents or representatives of
          TFR as employees of Distributor or Insurer in connection with the solicitation of applications and premiums for the Contracts.

     (b) TFR acknowledges that no territory is exclusively assigned hereunder, and that Insurer and Distributor may in their sole discretion establish or appoint one or more agencies in any jurisdiction in which TFR transacts business.

     (c) TFR is vested under this Agreement with power and authority to select and recommend individuals associated with TFR for appointment as Agents of the Insurer, and only individuals so recommended by TFR shall become Agents, provided that the conditions of Section 3 are satisfied, and provided further that Insurer reserves the right to refuse to appoint any proposed agent or, once appointed, to terminate the same at any time with or without cause.

     (d) TFR shall not expend or contract for the expenditure of the funds of Distributor or Insurer, except as they may otherwise agree. TFR shall pay all expenses it incurred in the performance of this Agreement, unless otherwise specifically provided for in this Agreement or unless Distributor and Insurer shall have agreed in advance in writing to share the cost of any such expenses. TFR shall not possess or exercise any authority on behalf of Insurer or Distributor other than that expressly conferred on TFR by this Agreement. In particular, and without limiting the foregoing, TFR shall not have any authority, nor shall either grant such authority to any Agent, on behalf of Insurer: to make, alter or discharge any Contract or other insurance policy or annuity entered into pursuant to a Contract; to waive any Contract forfeiture provision; to extend the time of paying any Premiums; or to receive any monies or Premiums from applicants for or purchasers of the Contracts (except for the sole purpose of forwarding monies or Premiums to Insurer).

     (e) TFR acknowledges that Insurer has the right in its sole discretion to reject any applications or Premiums received by it and to return or refund to an applicant such applicant's Premium.

3.  Licensing and Registration of TFR and Agents

     (a) TFR represents and warrants that it is a broker-dealer registered with the SEC under the 1934 Act, and is a member of the NASD. TFR must, at all times when performing its functions and fulfilling its obligations under this Agreement, be duly registered as a broker-dealer under the 1934 Act and in each state or other jurisdiction in which TFR intends to perform its functions and fulfill its obligations hereunder, and be a member in good standing of the NASD.

     (b) TFR represents and warrants that it is a licensed life insurance agent where required to solicit applications. TFR must, at all times when performing its functions and fulfilling its obligations under this Agreement, be duly licensed to sell the Contracts in each state or other jurisdiction in which TFR intends to perform its functions and fulfill its obligations hereunder.

     (c) TFR shall ensure that no individual shall offer or sell the Contracts on its behalf in any state or other jurisdiction in which the Contracts may lawfully be sold unless (i) such individual is an associated person of TFR (as that term is defined in Section 3(a)(18) of the 1934 Act) and duly registered with the
          NASD and any applicable state securities regulatory authority as a registered person of TFR qualified to sell the Contracts in such state or jurisdiction,
          (ii) duly licensed, registered or otherwise qualified to offer and sell the
          Contracts to be offered and sold by such individual under the insurance laws of such state or jurisdiction, and (iii) duly appointed by Insurer with respect to such Contracts and such state or jurisdiction. TFR shall be solely responsible for background investigations of the Agents to determine their qualifications, good character, and moral fitness to sell the Contracts. All matters concerning the licensing of any individuals recommended for appointment by TFR under any applicable state insurance law shall be a matter directly between TFR and such individual, and TFR shall furnish Insurer with proof of proper licensing of such individual or other proof, reasonably acceptable to Insurer, of satisfaction by such individual of licensing requirements prior to Insurer appointing any such individual as an Agent of Insurer. TFR shall notify Insurer and Distributor immediately upon termination (for whatever reason) of an
Agent's
          association with TFR.

     (d) Without limiting the foregoing, TFR represents that it is in compliance with the terms and conditions of letters issued by the Staff of the SEC with respect to the non-registration of an insurance agency associated with a registered broker-dealer.

     (e) TFR shall notify Insurer immediately in writing if it fails to comply with any such terms and conditions.

4.  TFR Compliance

     (a) TFR shall be responsible for securities training, supervision and control of the Agents in connection with their solicitation activities with respect to the Contracts and shall supervise Agents' compliance with applicable federal and state securities law and NASD requirements in connection with such solicitation activities.

     (b) TFR hereby represents and warrants that it is duly in compliance with all applicable federal and state securities laws and regulations, and all applicable insurance laws and regulations. TFR shall carry out its obligations under this Agreement in continued compliance with such laws and regulations. Further, TFR shall comply, and shall ensure that Agents comply, with the rules and procedures set forth in the Agents Manual, and the rules set forth below, and TFR shall be solely responsible for such compliance.

          (i) TFR and Agents shall not offer or attempt to offer the Contracts, nor solicit applications for the Contracts, nor deliver Contracts, in any state or jurisdiction in which the Contracts have not been approved for sale. For purposes of determining where the Contracts may be offered and applications solicited, TFR may rely on written notification, as revised from time to time, that it receives from Insurer pursuant to this Agreement.

          (ii) TFR and Agents shall not solicit applications for the Contracts without delivering the Prospectus for the Contracts, and, where required by state insurance law, the then-currently effective statement of additional information for the Contracts, and the then-currently effective prospectus(es) for the Fund(s).

          (iii) TFR and Agents shall not recommend the purchase of a Contract to an applicant unless each has reasonable grounds to believe that such purchase is suitable for the applicant in accordance with, among other things, applicable regulations of any state insurance regulatory authority, the SEC and the NASD. While not limited to the following, a determi-
                    nation of suitability shall be based on information supplied by the applicant after a reasonable inquiry concerning the applicant's insurance and investment objectives and financial situation and needs and shall entail a review by TFR of all applications for suitability and completeness and correctness as to form as well as review and endorsement on an internal record of TFR.

          (iv) TFR and Agents shall not encourage a prospective purchaser to surrender or exchange an insurance policy or contract in order to purchase a Contract or, conversely, to surrender or exchange a Contract in order to purchase another insurance policy or contract subject to applicable NASD Rules of Fair Practice and any other applicable laws, regulations and regulatory guidelines.

          (v) TFR and all Agents shall accept initial Premiums in the form of a check or money order only if made payable to "Transamerica Occidental Life Insurance Company" and signed by the applicant for the Contract. TFR and Agent shall not accept third-party checks or cash for Premiums.

          (vi) TFR and Agents shall not offer, sell, or solicit applications for Contracts or Premiums thereunder which will be subject to or in connection with any so-called "market timing" or "asset allocation" program, plan, arrangement or service.

          (vii) TFR shall ensure that all checks and money orders and applications for the Contracts received by either of them or an Agent shall be remitted promptly, and in any event not later than 2 business days after receipt, to the Service Center. In the event that any other Premiums are sent to an Agent or TFR, rather than to the Service Center, TFR promptly (and in any event, not later than 2 business days) remits such Premiums to the Service Center. TFR acknowledges that if any Premium is held at any time by either of them, such Premium shall be held on behalf of
                    Insurer, and TFR shall segregate such Premium from its own funds and promptly (and in any event, within 2 business days) remit such
                    Premium to the Insurer. All such Premiums, whether by check , money order or wire, shall at all times be the property of Insurer.

          (viii) Upon issuance of a Contract by Insurer and delivery of such Contract to
                    TFR, TFR shall promptly deliver such Contract to its purchaser. For purposes of this provision, "promptly" shall be deemed to mean not later than five calendar days. TFR shall return promptly to Insurer all receipts for delivered Contracts, all undelivered Contracts and all receipts for cancellation, in accordance with the instructions set forth in the Agents Manual. Insurer will assume that a Contract will be delivered by TFR to the purchaser of such Contract within five calendar days for purposes of determining when to transfer Premiums initially allocated to the Money Market Account available under such Contract to the particular investment options specified by such purchaser. As a result, if a purchaser exercises the free look provisions under a Contract,
                    TFR shall indemnify Insurer for any loss incurred by Insurer that results from TFR's failure to deliver such Contract to its purchaser within the contemplated five calendar day period.

          (ix) TFR, and the Agents in connection with the offer or sale of the Contracts, shall not give any information or make any representations or statements, written or oral, concerning the Contracts, a Fund or Fund Shares, other than or inconsistent with information or representations contained in the Prospectuses, statements of additional information and Registration Statements for the Contracts, or a Fund, or in reports or proxy statements therefor, or in promotional, sales or advertising material or other information supplied and approved in writing by Distributor and Insurer.

     [(c) TFR understands, acknowledges, and represents that Contracts and Premiums thereunder shall not be solicited, offered, or sold in connection with any so-called "market timing" or "asset allocation" program, plan, arrangement or service. Should Distributor or Insurer determine at its sole discretion that TFR is soliciting, offering, or selling, or has solicited, offered, or sold, Contracts or Premiums subject to any so-called "market timing" or "asset allocation" program, plan, arrangement or service, Distributor or Insurer may take such action which is necessary, at its sole discretion, to halt such solicitations, offers or sales. Furthermore, in addition to any indemnification provided in Section 12 of this Agreement and any other liability that TFR might have, TFR shall be liable to Distributor and Insurer and each Fund affected by any so-called "market timing" or "asset allocation" program, plan, arrangement or service, for any damages or losses, actual or consequential, sustained by Distributor or Insurer or any Fund, as a result of any so-called "market timing" or "asset allocation" program, plan, arrangement or service which causes such losses or damages following solicitation, offer, or sale of a Contract or Premium subject to "market timing" or "asset allocation" or similar service by TFR.

     (d) TFR shall promptly furnish to Insurer or its authorized agent any reports and information that Insurer may reasonably request for the purpose of meeting Insurer's reporting and recordkeeping requirements under the insurance laws of any state, under any applicable federal and state securities laws, rules and regulations.

     (e) TFR shall secure and maintain a fidelity bond (including coverage for larceny and embezzlement), issued by a reputable bonding company, covering al of its directors, officers, agents and employees who have access to funds of Insurer or Distributor. This bond shall be maintained at TFR's expense in at least the amount prescribed under Article III, Section 32 of the NASD Rules of Fair
          Practice. TFR shall provide Distributor with a copy of said bond before executing this Agreement. TFR shall also secure and maintain errors and omissions insurance acceptable to Insurer and covering TFR and Representatives. TFR hereby assigns any proceeds received from a fidelity
          bonding company, errors and omissions or other liability coverage, to Insurer or Distributor as their interest may appear, to the extent of their loss due to activities covered by the bond, policy or other liability coverage.
If there is
          any deficiency amount, whether due to a deductible or otherwise, TFR shall promptly pay such amounts on demand. TFR hereby indemnifies and holds harmless Insurer and Distributor from any such deficiency and from the costs
          of collection thereof, including reasonable attorneys' fees.

5.  Sales Materials

     (a) During the term of this Agreement, Distributor and Insurer will provide TFR, without charge, with as many copies of Prospectuses (and any supplements thereto), current Fund prospectus(es) (and any supplements thereto), and applications for the Contracts, as TFR may reasonably request. Upon termination of this Agreement, TFR will promptly return to Distributor any Prospectuses, applications, Fund prospectuses, and other materials and supplies furnished by Distributor or Insurer to TFR or to the Agents.

     (b) During the term of this Agreement, Distributor will be responsible for providing and approving all promotional, sales and advertising material to be
          used by TFR in the course of their solicitation activities hereunder. Distributor will file such materials or will cause such materials to be filed with the SEC, the NASD, and/or with any state securities regulatory authorities, as appropriate. TFR shall not use or implement, nor shall they allow any
 Agent
          to use or implement, any promotional, sales or advertising material relating to the Contracts or otherwise advertise the Contracts without the prior written approval of Distributor and Insurer.

6.  Commissions and Expenses

     (a) During the term of this Agreement, Insurer shall pay to TFR as compensation for Contracts for which it is the Broker-of-Record, the commissions and fees set forth in Schedule 2 to this Agreement, as such Schedule 2 may be amended or modified upon __ days' prior notice. Any amendment to Schedule 2 will be applicable to any Contract for which an application or premium is received by the Service Center on or after the effective date of such amendment or which is in effect after the effective date of such amendment. Compensation with respect to any Contract shall be paid to TFR only for so long as TFR is the
          Broker-of-Record for such Contract.

     (b) TFR recognizes that all compensation payable to TFR hereunder will be disbursed by or on behalf of Insurer after Premiums are received and accepted by Insurer and that no compensation of any kind other than that described in this Agreement is payable to TFR for the performance of its obligations hereunder.

     (c) Refund of Compensation. No compensation shall be payable, and TFR agrees to reimburse Distributor for any compensation paid to TFR or its Representatives under each of the following conditions: (i) if
Insurer, in its
          sole discretion, determines not to issue the Contract applied for;
(ii) if Insurer
          refunds the Premiums upon the applicant's surrender or withdrawal pursuant to any "free-look" privilege; (iii) if Insurer refunds the Premiums paid by applicant as a result of a complaint by applicant, recognizing that Insurer has sole discretion to refund Premiums; and (iv) if Insurer determines that any person signing an application who is required to be licensed or any other person or entity receiving compensation for soliciting purchase of the Contracts is not duly licensed to sell the Contracts in the jurisdiction of such sale or attempted sale.

     (d) Compensation of TFR and Agents. While this Agreement is in force, the compensation payable for the supervision and services TFR provides pursuant to this Agreement shall be as set forth in the compensation schedule attached hereto. TFR agrees that in the event an Agent ceases to be an associated person of TFR or ceases to be validly licensed or registered, TFR shall not receive any compensation based on any Contract or on premiums or purchase payments thereafter received by Insurer from such former Agent's customers. Provided however, (i) if within 180 days after such Agent ceases to be an Agent of TFR, TFR designates another Agent of TFR, who is assigned by TFR to service the former Agent's business, the compensation not paid shall be payable to TFR and the commission portion thereof shall be passed on to the currently assigned Agent who is servicing the former Agent's customers. If an assigned Agent's replacement is not designated within such 180 day period, Broker-Dealer may not thereafter designate a replacement Agent for such Contracts and shall not be entitled to such compensation; (ii) if the former Agent becomes registered and licensed with another selling broker-dealer and is appointed by Insurer for the sale of Contracts, and a Contract owner files a written request (change of dealer authorization) with Distributor that such owner's Contracts be serviced through the Agent's current selling broker-dealer and TFR shall not be entitled to any compensation based on such Contracts after the date of such transfer. TFR agrees that no compensation of any kind other than described in this Section 6 of this Agreement is payable by Insurer or Distributor to TFR.

     (e) Indebtedness and Right of Setoff. Nothing contained herein shall be construed as giving TFR or Agent the right to incur any indebtedness on behalf of Insurer or Distributor. TFR hereby authorizes Insurer and Distributor to set off liabilities of TFR to Insurer and Distributor against any and all amounts otherwise payable to TFR.

(f)TFR represents that no commissions or other compensation will be paid for services rendered in soliciting the purchase of the contracts by any person or entity not duly registered or licensed by the required authorities and appointed by Insurer to sell the Contract in the state in which such solicitation ccurred; provided however, that this provision shall not prohibit the payment of compensation of the surviving spouse or other beneficiary of a person entitled to receive such compensation pursuant to a bona fide contract calling for such payment.

7. Interests in Agreement. Agents shall have no interest in this Agreement or right to any commissions to be paid to TFR hereunder. TFR shall be solely responsible for the payment of any commission or consideration of any kind to Agents. TFR shall be solely responsible under applicable tax laws for the reporting of compensation paid to Agents. TFR shall have no right to withhold or deduct any commission from any Premiums in respect of the Contracts which it may collect, subject to Schedule 2 to this Agreement. TFR shall have no interest in any compensation paid by Insurer to Distributor, now or hereafter, in connection with the sale of any Contracts hereunder.

8. Term and Exclusivity of Agreement. This Agreement may not be assigned except by written mutual consent and shall continue for an indefinite term, subject to the termination by either party by ten-days' advance written notice to the other party, except that in the event Distributor or TFR ceases to be a registered broker-dealer or a member of the NASD, this Agreement shall immediately terminate. Upon its termination, all authorizations, rights and obligations shall cease, except the agreements in Sections _______________ and the payment of any accrued but unpaid compensation to TFR.

9.  Complaints and Investigations

(a)Distributor, Insurer, TFR each shall cooperate fully in any securities or insurance regulatory investigation or proceeding or judicial proceeding arising in connection with the Contracts marketed under this Agreement. TFR will be notified promptly of any customer complaint or notice of any regulatory investigation or proceeding or judicial proceeding received by Distributor or Insurer with respect to TFR or any Agent; and TFR will promptly notify
 Distributor and the Insurer of any written customer complaint or notice of any regulatory investigation or proceeding or judicial proceeding received by TFR with respect to itself or any Agent in connection with this Agreement or any Contract.

     (b) In the case of a customer complaint, Distributor, Insurer, TFR will cooperate in investigating such complaint and any response by TFR to such complaint will be sent to Distributor for approval not less than five business days prior to its being sent to the customer or regulatory authority, except that if a more prompt response is required, the proposed response shall be communicated by telephone or facsimile.

10. Assignment. This Agreement shall be nonassignable by the parties hereto without the prior written consent of all other parties.

11. Modification of Agreement. This Agreement supersedes all prior agreements, either oral or written, between the parties relating to the Contracts and, except for any amendment of Schedule 1 pursuant to the terms of Section 2 hereof or Schedule 2 pursuant to the terms of Section 6 hereof, may not be modified in any way unless by written agreement signed by all of the parties.

12.  Indemnification

(a) TFR shall indemnify and hold harmless Distributor and Insurer and each person who controls or is associated with Distributor or Insurer within the meaning of such terms under the federal securities laws, and any officer, director, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities arise out of
 or
are based upon:

     (i) violation(s) by TFR or an Agent of federal or state securities law or regulation(s), insurance law or regulation(s), or any rule or requirement
          of the NASD;

     (ii) any  unauthorized  use  of  promotional,   sales  or  advertising
          material, any oral or written misrepresentations, or any unlawful sales practices concerning the Contracts, by TFR or an Agent;

(iii) claims by the Agents or other agents or representatives of TFR for commissions or other compensation or remuneration of any type;

(iv) any failure on the part of TFR or an Agent to submit Premiums or applications to Insurer, or to submit the correct amount of a Premium, on a timely basis and in accordance with this Agreement and the Agents Manual, subject to applicable law;

(v) any failure on the part of TFR or an Agent to deliver Contracts to purchasers thereof on a timely basis and in accordance with the Agents Manual; or

(vi) a breach by TFR of any provision of this Agreement.

     This indemnification will be in addition to any liability which TFR may otherwise have.

(b) Distributor and Insurer, jointly and severally, shall indemnify and hold harmless TFR and each person who controls or is associated with TFR within the meaning of such terms under the federal securities laws, and any officer, director, employee or agent of the foregoing, against any and all losses,claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), towhich they or any of them may become subject under any statute or regulation, NASD rule or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities arise out of or are based upon any breach by Distributor or Insurer of any provision of this Agreement. This indemnification will be in addition to any liability which Distributor and Insurer, jointly and severally, may otherwise have.

(c) Promptly after receipt by a party entitled to indemnification ("indemnified person") under this Section 12 of notice of the commencement of any action as to which a claim will be made against any person obligated to provide indemnification under this Section 12 ("indemnifying party"), such indemnified person shall notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, but failure to so notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to the indemnified person otherwise than on account of this
Section 12. The indemnifying party will be entitled to participate in the defense of the indemnified person but such participation will not relive such indemnifying party of the obligation to reimburse the indemnified person for reasonable legal and other expenses incurred by such indemnified person in defending himself or itself.

          The indemnification provisions contained in this Section 12 shall remain operative in full force and effect, regardless of any termination of this Agreement. A successor by law of Distributor or Insurer, as the case may be, shall be entitled to the benefits of the indemnification provisions contained in this Section 12. After receipt by a party entitled to indemnification ("indemnified party") under this Section 12 of notice of the commencement of any action, if a claim in respect thereof is to be made against any person obligated to provide indemnification under this Section 12 ("indemnifying party"), such indemnified party will notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, provided that the omission to so notify the indemnifying party will not relieve it from any liability under this Section 12, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. The indemnifying party, upon the request of the indemnified party, shall retain counsel reasonably satisfactory to the indemnified party to represent the indemnified party and any others the indemnifying party may designate in such proceeding and shall pay the fees and disbursements of such counsel related to such proceeding. In any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent, but if such proceeding is settled with such consent or if final judgment is entered in such proceeding for the plaintiff, the indemnifying party shall indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

13. Rights, Remedies, and Obligations are Cumulative. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws. Failure of a party to insist upon strict compliance with any of the conditions of this Agreement shall not be construed as a waiver of any of the conditions, but the same shall remain in full force and effect. No waiver of any of the provisions of this Agreement shall be deemed, or shall constitute, a waiver of any other provisions, whether or not similar, nor shall any waiver constitute a continuing waiver.

14. Notices. All notices hereunder are to be made in writing and shall be given:


          If to Insurer, to:





          if to Distributor, to:




          if to TFR, to:





or such other address as such party may hereafter specify in writing. Each such notice to a party shall be either hand delivered or transmitted by registered or certified United States mail with return receipt requested, or by overnight mail by a nationally recognized courier, and shall be effective upon delivery.

15. Interpretation, Jurisdiction, Etc. This Agreement constitutes the whole agreement between the parties hereto with respect to the subject matter hereof, and supersedes all prior oral or written understandings, agreements or negotiations between the parties with respect to the subject matter hereof. No prior writings by or between the parties hereto with respect to the subject matter hereof shall be used by a party in connection with the interpretation of any provision of this Agreement. This Agreement shall be construed and its provisions interpreted under and in accordance with the internal laws of the state of ______________ without giving effect to principles of conflict of laws.

16. Headings. The headings in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their
construction or effect.

17. Counterparts. This Agreement may be executed in two or more counterparts each of which taken together shall constitute one and the same instrument.

18. Severability. This is a severable Agreement. In the event that any provision of this Agreement would require a party to take action prohibited by applicable federal or state law or prohibit a party from taking action required by applicable federal or state law, then it is the intention of the parties hereto that such provision shall be enforced to the extent permitted under the law, and, in any event, that all other provisions of this Agreement shall remain valid and duly enforceable as if the provision at issue had never been a part hereof.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                              TRANSAMERICA OCCIDENTAL LIFE
                              INSURANCE COMPANY


                              By:
                              Name:
                              Title:


                              TRANSAMERICA SECURITIES SALES
                              CORPORATION


                              By:
                              Name:
                              Title:


                        TRANSAMERICA FINANCIAL RESOURCES,
                              INC.


                              By:
                              Name:
                              Title:

                                Schedule 1

                    Contracts Subject to this Agreement

                        Effective November 1, 1996


Annual Deposit Contract
Single Deposit Deferred Contract
Single Deposit Immediate Contract

                                Schedule 2

                        Effective November 1, 1996

[List Commission]

                                                    Exhibit (9)
                                          Opinion and Consent of Counsel.

                                 October 3, 1996



Transamerica Occidental Life
         Insurance Company
1150 South Olive Street
Los Angeles, CA 90015

                  Re:      Separate Account C
                           File No. 2-36250

Ladies and Gentlemen:

                  We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of Post-Effective Amendment No. 44 to the Form N-4 Registration Statement for Separate Account C. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                Very truly yours,

                          SUTHERLAND, ASBILL & BRENNAN


                            /s/ Frederick R. Bellamy
                              Frederick R. Bellamy

                                                  Exhibit (10)(a)
                                                Consent of Counsel.

                                                     - 33 -
                                                       C-33

October 2, 1996


Transamerica Occidental Life
  Insurance Company
1150 South Olive Street
Los Angeles, CA 90015

Gentlemen:

With reference to the Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 filed by Transamerica Occidental Life Insurance Company and its Separate Account C with the Securities and Exchange Commission covering certain variable annuity contracts (File No. 2-36250), I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examinations, it is my opinion that:

         1.) Transamerica Occidental Life Insurance Company is duly organized and validly existing under the laws of the State of California.

         2.) The variable annuity contracts, when issued as contemplated by the said Form N-4 Registration Statement, as amended, will constitute legal, validly issued and binding obligations of Transamerica Occidental Life Insurance Company.

I hereby consent to the filing of this opinion as an exhibit to the said Post-Effective Amendment No. 44 to the Form N-4 Registration Statement and to the reference to my name under the caption "Legal Matters" in the Prospectus contained in the said Post-Effective Amendment No. 44. In giving this consent, I am not admitting that I am in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,



James W. Dederer
Executive Vice President,
General Counsel and
Corporate Secretary

                                                     - 34 -
                                                       C-34

                                                  Exhibit (10)(b)
                                         Consent of Independent Auditors.

CONSENT OF INDEPENDENT AUDITORS

We consent to the reference to our firm under the caption "condensed Financial Information" in the Prospectus and under the caption "Accountants" and to the use of our report dated February 14, 1996, on the Transamerica Occidental Life Insurance Company and Subsidiaries contained in the Statement of Additional Information, included in the Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940 to the Form N-4 (Nos. 2-36250, 811-2025) for Transamerica Occidental's Separate Account Fund C to be filed with the Securities and Exchange Commission on October 3, 1996.


Los Angeles, California
October 2, 1996

                                                   Exhibit (15)
                                                Powers of Attorney


                                                     - 36 -
                                                       C-36

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

                IN WITNESS WHEREOF, the undersigned has hereunto set her hand, this 22nd day of July, 1996.






                                  Robert Abeles

















                                                 POWER OF ATTORNEY



                                                     - 37 -
                                                       C-37

          The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, Charles E. LeDoyen and David E. Gooding and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any variable life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all  exhibits  and  all  instruments  necessary  or  appropriate  in  connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 2nd day of February 1994.






                          -----------------------------
                                Thomas J. Cusack










                                                     - 38 -
                                                       C-38

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, Charles E. LeDoyen and David E. Gooding and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any variable life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all  exhibits  and  all  instruments  necessary  or  appropriate  in  connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 29th day of March, 1994.






                                 John A. Fibiger











                                                     - 39 -
                                                       C-39

                                                     - 40 -
                                                       C-40

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 14th day of July, 1992.






                                 Richard H. Finn






                                                     - 41 -
                                                       C-41

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 12th day of April, 1990.






                                David E. Gooding




                                                     - 42 -
                                                       C-42

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 16th day of April, 1990.






                                 Edgar H. Grubb





                                                     - 43 -
                                                       C-43

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 16th day of April, 1990.






                               Frank C. Herringer








                                                     - 44 -
                                                       C-44

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 16th day of April, 1990.






                                Richard N. Latzer








                                                     - 45 -
                                                       C-45

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 16th day of April, 1990.






                               Charles E. LeDoyen





                                                     - 46 -
                                                       C-46

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 16th day of April, 1990.






                                  Gary U. Rolle












                                                     - 47 -
                                                       C-47

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 16th day of April, 1990.






                                 James B. Roszak





                                                     - 48 -
                                                       C-48

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 13th day of March, 1991.






                                William E. Simms






                                                     - 49 -
                                                       C-49

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 8th day of April, 1993.






                              Nooruddin S. Veerjee






                                                     - 50 -
                                                       C-50

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 8th day of April, 1993.






                               Karen O. MacDonald

                                                     - 51 -
                                                       C-51

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 8th day of April, 1993.






                                Robert A. Watson




                                                     - 52 -
                                                       C-52

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for his and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 8th day of April, 1993.






                                 Daniel E. Jund











                                                     - 53 -
                                                       C-53